UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:
         (800)-725-6666

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                                    [GRAPHIC]



June 30, 2003

SEMI-ANNUAL
REPORT

[LOGO]

       Salomon Brothers Asset Management




Salomon Brothers Investment Series
--------------------------------------------------------------------------------





..  High Yield Bond Fund

..  Short/Intermediate U.S. Government Fund

..  Strategic Bond Fund

[LOGO]
   SALOMON
   BROTHERS
Asset Management

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

          Table of Contents


 Letter from the Chairman..................................................  1

 Schedules of Investments..................................................  2

 Statements of Assets and Liabilities...................................... 31

 Statements of Operations.................................................. 32

 Statements of Changes in Net Assets....................................... 33

 Statements of Cash Flows.................................................. 35

 Notes to Financial Statements............................................. 36

 Financial Highlights...................................................... 47

          Letter from the Chairman

[PHOTO]

R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.sbam.com where you can find additional insight on your Fund. We have also included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 23, 2003

          Schedules of Investments
          June 30, 2003 (unaudited)

Salomon Brothers High Yield Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                           Value
------------------------------------------------------------------------------
CORPORATE BONDS -- 65.3%

Basic Industries -- 9.1%
$ 2,175,000 aaiPharma Inc., 11.000% due 4/1/10................. $    2,403,375
  4,450,000 Abitibi Consolidated Inc., Debentures, 8.850% due
             8/1/30............................................      4,743,424
  5,650,000 Acetex Corp., Sr. Notes, 10.875% due 8/1/09 (a)....      6,306,813
  2,250,000 Airgas Inc., 9.125% due 10/1/11....................      2,514,375
  3,200,000 Anchor Glass Container Corp., Secured Notes,
             11.000% due 2/15/13 (b)...........................      3,512,000
  5,400,000 Appleton Papers Inc., Series B, 12.500% due
             12/15/08..........................................      6,075,000
  5,025,000 Applied Extrusion Technologies, Inc., Series B,
             10.750% due 7/1/11 (a)............................      3,718,500
  2,375,000 Berry Plastics Corp., 10.750% due 7/15/12..........      2,624,375
  2,100,000 Borden Chemicals and Plastics Ltd., Notes, 9.500%
             due 5/1/05 (c)....................................         31,500
  9,000,000 Bowater Inc., Sr. Notes, 6.500% due 6/15/13 (b)....      8,554,545
            Buckeye Technologies Inc., Sr. Sub. Notes:
  4,400,000  9.250% due 9/15/08................................      4,400,000
  2,350,000  8.000% due 10/15/10...............................      2,209,000
  5,615,000 Ethyl Corp., Sr. Notes, 8.875% due 5/1/10 (b)......      5,755,375
            FMC Corp.:
  2,475,000  Debentures, 7.750% due 7/1/11.....................      2,437,875
  1,250,000  Notes, 7.000% due 5/15/08.........................      1,218,750
  2,975,000  Secured Notes, 10.250% due 11/1/09................      3,361,750
  1,250,000 Graphic Packaging Corp., 8.625% due 2/15/12........      1,281,250
  6,000,000 Huntsman Advanced Materials LLC, Secured Notes,
             11.000% due 7/15/10 (b)...........................      6,270,000
            Huntsman International LLC:
  2,150,000  9.875% due 3/1/09.................................      2,246,750
  2,000,000  10.125% due 7/1/09................................      1,930,000
  4,400,000 IPSCO, Inc., Sr. Notes, 8.750% due 6/1/13 (b)......      4,510,000
  3,375,000 ISP Chemco Inc., Series B, 10.250% due 7/1/11......      3,830,625
  2,950,000 JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12.....      3,274,500
  1,300,000 Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11...      1,491,750
            Lyondell Chemical Co.:
  2,475,000  9.500% due 12/15/08...............................      2,363,625
    325,000  Secured Notes, Series B, 9.875% due 5/1/07........        320,125
  1,700,000 Methanex Corp., Sr. Notes, 8.750% due 8/15/12......      1,912,500
  3,700,000 Millar Western Forest Products Ltd., Sr. Notes,
             9.875% due 5/15/08................................      3,866,500
            Millennium America Inc.:
  4,525,000  9.250% due 6/15/08 (a)............................      4,887,000
  2,500,000  Sr. Notes, 9.250% due 6/15/08 (b).................      2,700,000
  6,200,000 Norske Skog Canada Ltd., 8.625% due 6/15/11 (a)....      6,510,000
  1,625,000 Noveon Inc., Series B, 11.000% due 2/28/11.........      1,852,500
    875,000 OM Group Inc., 9.250% due 12/15/11.................        857,500
  5,925,000 Plastipak Holdings Inc., 10.750% due 9/1/11........      6,369,375
            Pliant Corp.:
    750,000  Secured Notes, 11.125% due 9/1/09 (b).............        800,625
  1,525,000  Sr. Sub. Notes, 13.000% due 6/1/10................      1,441,125
  4,025,000 Radnor Holdings Corp., Sr. Notes, 11.000% due
             3/15/10 (b).......................................      4,155,812
    752,941 Republic Engineered Products LLC, Secured Notes,
             10.000% due 8/16/09...............................        188,235
  4,000,000 Republic Technologies International, LLC, 13.750%
             due 7/15/09 (c)...................................         40,000
  1,500,000 Resolution Performance Products LLC, Sr. Notes,
             9.500% due 4/15/10................................      1,567,500
  2,200,000 Rhodia SA, Sr. Sub. Notes, 8.875% due 6/1/11 (b)...      2,288,000
  4,925,000 Riverwood International Corp., 10.625% due 8/1/07..      5,134,313
  2,925,000 Smurfit-Stone Container Corp., 8.250% due 10/1/12..      3,151,687
  2,525,000 Stone Container Corp., Sr. Notes, 8.375% due 7/1/12      2,720,688

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers High Yield Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                           Value
------------------------------------------------------------------------------

Basic Industries -- 9.1% (continued)
$ 1,550,000 Tekni-Plex, Inc., Series B, 12.750% due 6/15/10.... $    1,519,000
            Tembec Industries Inc.:
    500,000  8.625% due 6/30/09................................        496,250
  2,000,000  8.500% due 2/1/11 (a).............................      1,990,000
                                                                --------------
                                                                   141,833,892
                                                                --------------

Consumer Cyclicals -- 5.0%
  5,250,000 CKE Restaurants, Inc., 9.125% due 5/1/09...........      5,118,750
            Cole National Group Inc., Sr. Sub. Notes:
  3,950,000  8.625% due 8/15/07................................      3,851,250
  1,150,000  8.875% due 5/15/12................................      1,112,625
  4,250,000 CSK Auto Inc., 12.000% due 6/15/06.................      4,738,750
  3,000,000 Domino's, Inc., Sr. Sub. Notes, 8.250% due 7/1/11
             (b)...............................................      3,112,500
  1,200,000 Eye Care Centers of America, Inc., 9.125% due
             5/1/08............................................      1,122,000
    675,000 Finlay Enterprises Inc., 9.000% due 5/1/08.........        685,125
  4,050,000 Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due
             5/1/08............................................      4,212,000
  1,479,000 Flooring America Inc., Series B, 9.250% due
             10/15/07 (c)......................................            148
            The Gap, Inc., Notes:
    325,000  9.900% due 12/15/05...............................        367,250
  3,925,000  10.550% due 12/15/08 (a)..........................      4,788,500
  2,000,000 Hilton Hotels Corp., Notes, 7.625% due 12/1/12 (a).      2,200,000
  1,450,000 HMH Properties, Inc., Sr. Notes, Series C, 8.450%
             due 12/1/08 (a)...................................      1,504,375
  4,825,000 Host Marriott Corp., Series B, 7.875% due 8/1/08...      4,921,500
            Host Marriott L.P.:
    750,000  Series E, 8.375% due 2/15/06 (a)..................        780,000
  2,550,000  Series I, 9.500% due 1/15/07......................      2,754,000
            Interface, Inc.:
  1,325,000  Sr. Notes, 10.375% due 2/1/10 (a).................      1,278,625
  3,100,000  Sr. Sub. Notes, Series B, 9.500% due 11/15/05 (a).      2,650,500
  2,875,000 J.C. Penney Co., Inc., Notes, 8.000% due 3/1/10....      3,025,938
  2,075,000 John Q Hammons Hotels, Inc., 1st Mortgage, Series
             B, 8.875% due 5/15/12.............................      2,189,125
  2,500,000 Leslie's Poolmart, Sr. Notes, 10.375% due 7/15/08
             (b)...............................................      2,500,000
            Levi Strauss & Co.:
    900,000  Notes, 7.000% due 11/1/06 (a).....................        731,250
             Sr. Notes:
  4,040,000    11.625% due 1/15/08 (a).........................      3,484,500
  1,735,000    12.250% due 12/15/12............................      1,453,063
  2,000,000 Mattress Discounters Co., Series B, 12.625% due
             7/15/07 (c).......................................        210,000
  4,200,000 Oxford Industries, Inc., Sr. Notes, 8.875% due
             6/1/11 (b)........................................      4,431,000
    400,000 Phillips-Van Heusen Corp., Sr. Notes, 8.125% due
             5/1/13 (b)........................................        412,500
  2,375,000 Prime Hospitality Corp., Sr. Sub. Notes, Series B,
             8.375% due 5/1/12 (a).............................      2,291,875
            Saks Inc.:
    475,000  8.250% due 11/15/08...............................        504,688
    500,000  7.500% due 12/1/10................................        518,750
  2,600,000  9.875% due 10/1/11 (a)............................      2,938,000
  2,075,000  7.375% due 2/15/19................................      1,981,625
  3,125,000 Starwood Hotels & Resorts Worldwide, Inc., 7.875%
             due 5/1/12........................................      3,437,500
  2,825,000 Tommy Hilfiger USA, Inc., 6.850% due 6/1/08........      2,825,000
                                                                --------------
                                                                    78,132,712
                                                                --------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers High Yield Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                           Value
------------------------------------------------------------------------------

Consumer Non-Cyclicals -- 13.0%
$ 1,550,000 AdvancePCS, 8.500% due 4/1/08...................... $    1,674,000
            Ahold Finance USA, Inc.:
    700,000  6.875% due 5/1/29 (a).............................        602,000
  3,750,000  Notes, 8.250% due 7/15/10 (a).....................      3,862,500
  1,500,000 Alpharma Inc., Sr. Notes, 8.625% due 5/1/11 (b)....      1,582,500
  2,250,000 American Safety Razor Co., Sr. Notes, Series B,
             9.875% due 8/1/05.................................      2,103,750
  5,150,000 Ameristar Casinos, Inc., 10.750% due 2/15/09 (a)...      5,864,563
  2,850,000 Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08
             (a)...............................................      3,006,750
            Argosy Gaming Co.:
  2,525,000  10.750% due 6/1/09................................      2,777,500
    100,000  Sr. Sub. Notes, 9.000% due 9/1/11 (a).............        108,500
  5,325,000 Athena Neurosciences Finance LLC, 7.250% due
             2/21/08...........................................      4,506,281
    575,000 Aurora Foods Inc., Sr. Sub. Notes, Series D,
             9.875% due 2/15/07................................        207,000
  1,000,000 Chumash Casino & Resort Enterprise, Sr. Notes,
             9.000% due 7/15/10 (b)............................      1,085,000
  4,625,000 Coast Hotels & Casinos, Inc., 9.500% due 4/1/09....      4,971,875
  5,125,000 Constellation Brands, Inc., Series B, 8.125% due
             1/15/12 (a).......................................      5,560,625
  4,950,000 Dade Behring Holdings Inc., 11.910% due 10/3/10....      5,618,250
            Del Monte Corp.:
  3,500,000  Series B, 9.250% due 5/15/11......................      3,762,500
  1,100,000  Sr. Sub. Notes, 8.625% due 12/15/12 (b)...........      1,171,500
  4,500,000 Doane Pet Care Co., Sr. Sub. Notes, 9.750% due
             5/15/07 (a).......................................      4,275,000
  2,750,000 Dole Food Co., Inc., Sr. Notes, 8.875% due 3/15/11
             (b)...............................................      2,928,750
  2,550,000 Elan Finance Corp. Ltd., zero coupon due 12/14/18..      1,415,250
  2,650,000 Extendicare Health Services Inc., 9.500% due 7/1/10      2,795,750
    925,000 Fleming Cos., Inc., 10.125% due 4/1/08 (a)(c)......        143,375
  1,125,000 Harrah's Operating Co. Inc., 8.000% due 2/1/11.....      1,358,187
    500,000 HCA Inc., Notes, 6.910% due 6/15/05................        530,688
  2,650,000 Herbst Gaming, Inc., Secured Notes, Series B,
             10.750% due 9/1/08................................      2,934,875
  5,248,000 Hines Horticulture, Inc., Sr. Sub. Notes, Series
             B, 12.750% due 10/15/05...........................      5,536,640
            Holmes Group Inc.:
    250,000  Series B, 9.875% due 11/15/07.....................        224,375
  2,000,000  Sr. Sub. Notes, Series D, 9.875% due 11/15/07.....      1,795,000
  8,625,000 Home Interiors & Gifts Inc., 10.125% due 6/1/08....      8,797,500
  4,000,000 Horseshoe Gaming Holding Corp., Series B, 8.625%
             due 5/15/09.......................................      4,260,000
  4,125,000 IASIS Healthcare Corp., 13.000% due 10/15/09 (a)...      4,599,375
  3,200,000 Icon Health & Fitness, Inc., 11.250% due 4/1/12....      3,424,000
  5,075,000 InSight Health Services Corp., Series B, 9.875%
             due 11/1/11 (a)...................................      5,354,125
  1,148,868 Iowa Select Farms, L.P., Secured Notes, 10.750%
             due 12/1/06 (b)(d)................................        689,321
  5,000,000 Jafra Cosmetics International, Inc., Sr. Sub.
             Notes, 10.750% due 5/15/11 (b)....................      5,250,000
  4,775,000 Kerzner International Ltd., 8.875% due 8/15/11.....      5,192,812
  4,000,000 Medex, Inc., Sr. Sub. Notes, 8.875% due 5/15/13 (b)      4,170,000
            MGM MIRAGE:
  3,250,000  9.750% due 6/1/07.................................      3,705,000
  2,600,000  8.375% due 2/1/11 (a).............................      2,970,500
  6,000,000 Nash Finch Co., Series B, 8.500% due 5/1/08........      5,820,000
  7,000,000 Nebco Evans Holding Co., Sr. Discount Notes,
             12.375% due 7/15/07 (c)(e)........................              0
  3,125,000 North Atlantic Trading Co. Inc., Series B, 11.000%
             due 6/15/04.......................................      2,984,375
    476,188 Nutritional Sourcing Corp., Notes, 10.125% due
             8/1/09............................................        376,188

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers High Yield Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                           Value
------------------------------------------------------------------------------

Consumer Non-Cyclicals -- 13.0% (continued)
            Park Place Entertainment Corp.:
$ 1,925,000  Sr. Notes, 7.000% due 4/15/13 (b)................. $    2,069,375
             Sr. Sub. Notes:
  1,000,000    7.875% due 12/15/05 (a).........................      1,068,750
    700,000    9.375% due 2/15/07..............................        777,000
  5,250,000    8.875% due 9/15/08 (a)..........................      5,801,250
    800,000    8.125% due 5/15/11..............................        882,000
  2,375,000 Playtex Products, Inc., 9.375% due 6/1/11..........      2,386,875
  3,200,000 Premier International Foods PLC, Sr. Notes,
             12.000% due 9/1/09................................      3,600,000
  4,200,000 Remington Products Co., LLC, Sr. Sub. Notes,
             Series D, 11.000% due 5/15/06.....................      4,242,000
            Rite Aid Corp.:
    350,000  11.250% due 7/1/08 (a)............................        378,000
             Notes:
  1,125,000    7.125% due 1/15/07 (a)..........................      1,119,375
  1,350,000    6.125% due 12/15/08 (b).........................      1,221,750
  3,875,000  Sr. Notes, 7.625% due 4/15/05.....................      3,865,313
            Sealy Mattress Co., Series B:
  4,025,000  10.875% due 12/15/07 (a)..........................      4,125,625
    500,000  Sr. Sub. Notes, 9.875% due 12/15/07 (a)...........        500,000
  1,900,000 Sola International Inc., Notes, 6.875% due 3/15/08.      1,814,500
  2,275,000 Station Casinos, Inc., Sr. Sub. Notes, 9.875% due
             7/1/10 (a)........................................      2,513,875
  1,000,000 Swift & Co., Sr. Sub. Notes, 12.500% due 1/1/10 (b)      1,035,000
  1,250,000 Sybron Dental Specialties, Inc., 8.125% due 6/15/12      1,325,000
            Tenet Healthcare Corp., Sr. Notes:
    200,000  6.500% due 6/1/12 (a).............................        186,500
  4,025,000  6.875% due 11/15/31...............................      3,562,125
  3,750,000 Triad Hospitals Inc., Series B, 8.750% due 5/1/09..      4,007,812
  5,450,000 Turning Stone Casino Resort Enterprise, Sr. Notes,
             9.125% due 12/15/10 (b)...........................      5,838,313
            United Industries Corp., Sr. Sub. Notes:
  1,975,000  9.875% due 4/1/09 (b).............................      2,093,500
  3,700,000  Series B, 9.875% due 4/1/09 (a)...................      3,922,000
  5,675,000 Vanguard Health Systems, Inc., 9.750% due 8/1/11...      5,675,000
  4,400,000 Venetian Casino Resort LLC, 11.000% due 6/15/10....      4,983,000
  3,125,000 Vicar Operating, Inc., 9.875% due 12/1/09..........      3,437,500
  2,240,000 Winsloew Furniture, Inc., Series B, 12.750% due
             8/15/07...........................................      1,338,400
                                                                --------------
                                                                   203,766,018
                                                                --------------

Energy -- 6.7%
  2,150,000 BRL Universal Equipment, Secured Notes, 8.875% due
             2/15/08...........................................      2,343,500
  5,000,000 Costilla Energy Inc., Sr. Notes, 10.250% due
             10/1/06 (c)(e)....................................              0
            Dynegy Holdings Inc., Debentures:
  8,850,000  7.125% due 5/15/18................................      7,257,000
  3,925,000  7.625% due 10/15/26 (a)...........................      3,218,500
            El Paso Corp., Sr. Notes:
    500,000  7.375% due 12/15/12...............................        450,000
  8,700,000  7.800% due 8/1/31.................................      7,373,250
  5,150,000  7.750% due 1/15/32 (a)............................      4,364,625
            Forest Oil Corp., Sr. Notes:
  1,200,000  8.000% due 6/15/08................................      1,290,000
  5,925,000  8.000% due 12/15/11...............................      6,399,000

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers High Yield Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                            Value
-------------------------------------------------------------------------------

Energy -- 6.7% (continued)
            Grey Wolf Inc.:
$ 2,000,000  8.875% due 7/1/07 (a).............................. $    2,070,000
  1,250,000  Series C, 8.875% due 7/1/07........................      1,290,625
  4,075,000 The Houston Exploration Co., Sr. Sub. Notes,
             7.000% due 6/15/13 (b).............................      4,227,813
            Key Energy Services Inc.:
  1,366,000  Series B, 14.000% due 1/15/09......................      1,536,750
  2,500,000  Sr. Notes, 6.375% due 5/1/13.......................      2,550,000
  7,175,000 Magnum Hunter Resources, Inc., 9.600% due 3/15/12...      7,928,375
    750,000 Nuevo Energy Co., Sr. Sub. Notes, Series B, 9.375%
             due 10/1/10........................................        811,875
            Pioneer Natural Resource Co.:
    650,000  6.500% due 1/15/08.................................        708,766
    750,000  9.625% due 4/1/10..................................        931,346
            Plains Exploration & Production Co.:
  2,225,000  Series B, 8.750% due 7/1/12........................      2,391,875
  1,000,000  Sr. Sub. Notes, 8.750% due 7/1/12 (b)..............      1,075,000
            Pogo Producing Co., Sr. Sub. Notes, Series B:
  1,500,000  10.375% due 2/15/09................................      1,640,625
  2,000,000  8.250% due 4/15/11.................................      2,225,000
  2,250,000 Pride International, Inc., Sr. Notes, 10.000% due
             6/1/09 (a).........................................      2,475,000
            Swift Energy Co., Sr. Sub. Notes:
  1,475,000  10.250% due 8/1/09.................................      1,589,313
  2,500,000  9.375% due 5/1/12..................................      2,731,250
  3,500,000 United Refining Co., Series B, 10.750% due 6/15/07..      2,953,125
  1,700,000 Universal Compression, Inc., Sr. Notes, 7.250% due
             5/15/10 (b)........................................      1,768,000
            Vintage Petroleum, Inc., Sr. Sub. Notes:
    500,000  8.625% due 2/1/09 (a)..............................        516,250
  2,175,000  9.750% due 6/30/09 (a).............................      2,349,000
  1,250,000  7.875% due 5/15/11.................................      1,346,875
  1,000,000 Westar Energy, Inc., Sr. Notes, 9.750% due 5/1/07...      1,125,000
  2,875,000 Western Gas Resources, Inc., 10.000% due 6/15/09....      3,148,125
            Westport Resources Corp.:
  2,900,000  8.250% due 11/1/11.................................      3,190,000
  2,000,000  8.250% due 11/1/11 (b).............................      2,200,000
            The Williams Cos., Inc.:
             Notes:
  4,875,000    7.625% due 7/15/19...............................      4,753,125
  4,150,000    7.875% due 9/1/21................................      4,067,000
  5,375,000    8.750% due 3/15/32...............................      5,616,875
  2,000,000  Sr. Notes, 8.625% due 6/1/10.......................      2,100,000
                                                                 --------------
                                                                    104,012,863
                                                                 --------------

Financial Services -- 0.7%
  3,210,025 Airplanes Pass-Through Trust, Series D, 10.875%
             due 3/15/12........................................         96,301
            FelCor Lodging L.P.:
  5,475,000  10.000% due 9/15/08 (a)............................      5,680,312
    275,000  9.000% due 6/1/11..................................        278,438
            MeriStar Hospitality Corp.:
  4,725,000  9.125% due 1/15/11.................................      4,654,125
    550,000  Sr. Sub. Notes, 8.750% due 8/15/07 (a).............        500,500
    766,000 Nationwide Credit Inc., Sr. Notes, Series A,
             10.250% due 1/15/08 (c)(e).........................          9,575
                                                                 --------------
                                                                     11,219,251
                                                                 --------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers High Yield Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                            Value
-------------------------------------------------------------------------------

Housing Related -- 0.3%
$ 1,000,000 American Architectural Products Corp., 11.750% due
             12/1/07 (c)........................................ $      247,500
            Nortek Holdings, Inc., Sr. Notes, Series B:
  2,375,000  9.125% due 9/1/07..................................      2,493,750
  2,375,000  8.875% due 8/1/08..................................      2,490,781
                                                                 --------------
                                                                      5,232,031
                                                                 --------------

Manufacturing -- 4.7%
  2,975,000 Alliant Techsystems Inc., 8.500% due 5/15/11........      3,317,125
  2,125,000 Blount, Inc., 7.000% due 6/15/05....................      2,071,875
  1,950,000 Case Corp., Notes, 7.250% due 1/15/16...............      1,718,437
  3,000,000 Dana Corp., Notes, 9.000% due 8/15/11 (a)...........      3,262,500
  2,000,000 Dana Credit Corp., Notes, 8.375% due 8/15/07 (b)....      2,030,000
  1,725,000 Fedders North America Inc., Series B, 9.375% due
             8/15/07............................................      1,440,375
  2,075,000 Flowserve Corp., 12.250% due 8/15/10 (a)............      2,427,750
  2,125,000 Ford Motor Co., Notes, 7.450% due 7/16/31...........      1,952,038
  3,100,000 Ford Motor Credit Co., Notes, 7.250% due 10/25/11
             (a)................................................      3,191,977
  2,375,000 General Binding Corp., 9.375% due 6/1/08............      2,291,875
  1,150,000 General Motors Acceptance Corp., Notes, 6.875% due
             8/28/12 (a)........................................      1,149,229
            General Motors Corp.:
  1,025,000  Debentures, 8.375% due 7/15/33.....................      1,008,918
  4,350,000  Sr. Notes, 7.125% due 7/15/13......................      4,332,905
  2,750,000 L-3 Communications Corp., 7.625% due 6/15/12........      3,038,750
  1,475,000 LDM Technologies, Inc., Series B, 10.750% due
             1/15/07............................................      1,537,687
  3,070,000 Kinetek, Inc., Sr. Notes, Series D, 10.750% due
             11/15/06...........................................      2,701,600
    950,000 NMHG Holding Co., 10.000% due 5/15/09...............      1,049,750
  1,625,000 Rexnord Corp., 10.125% due 12/15/12.................      1,795,625
            Sequa Corp., Sr. Notes:
  5,000,000  8.875% due 4/1/08 (a)(b)...........................      5,250,000
  3,250,000  9.000% due 8/1/09 (a)..............................      3,461,250
  1,000,000  Series B, 8.875% due 4/1/08........................      1,050,000
  2,300,000 Tenneco Automotive Inc., Secured Notes, 10.250%
             due 7/15/13 (b)....................................      2,340,250
  4,500,000 Terex Corp., Series B, 10.375% due 4/1/11 (a).......      4,995,000
            TRW Automotive Inc.:
  5,050,000  Sr. Notes, 9.375% due 2/15/13 (b)..................      5,504,500
    450,000  Sr. Sub. Notes, 11.000% due 2/15/13 (b)............        492,750
  6,355,000 Wesco Distribution Inc., Series B, 9.125% due
             6/1/08.............................................      5,957,813
  3,750,000 Williams Scotsman, Inc., 9.875% due 6/1/07..........      3,693,750
                                                                 --------------
                                                                     73,063,729
                                                                 --------------

Media - Cable -- 9.1%
  4,250,000 AOL Time Warner Inc., 7.625% due 4/15/31............      4,923,374
  5,000,000 Avalon Cable Holdings LLC, Sr. Discount Notes,
             (zero coupon until 12/1/03, 11.875% thereafter),
             due 12/1/08........................................      4,806,250
  3,250,000 CBD Media Inc., Sr. Sub. Notes, 8.625% due 6/1/11
             (b)................................................      3,363,750
            Charter Communications Holdings, LLC:
             Sr. Discount Notes:
  7,325,000    Zero coupon until 1/15/05, (11.750%
                thereafter), due 1/15/10 (a)....................      4,358,375
  3,650,000    Zero coupon until 1/15/06, (13.500%
                thereafter), due 1/15/11........................      1,916,250
    775,000    Zero coupon until 4/1/04, (9.920% thereafter),
                due 4/1/11 (a)..................................        513,437
  6,300,000    Zero coupon until 5/15/06, (11.750%
                thereafter), due 5/15/11........................      3,213,000
  1,175,000    Zero coupon until 1/15/07, (12.125%
                thereafter), due 1/15/12........................        547,844

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers High Yield Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                            Value
-------------------------------------------------------------------------------

Media - Cable -- 9.1% (continued)
             Sr. Notes:
$   450,000    8.625% due 4/1/09 (a)............................ $      326,250
  1,250,000    10.000% due 4/1/09...............................        962,500
  5,750,000    10.750% due 10/1/09..............................      4,485,000
    250,000    10.000% due 5/15/11..............................        181,250
            CSC Holdings Inc., Sr. Sub. Debentures:
  1,325,000  9.875% due 2/15/13 (a).............................      1,391,250
  5,000,000  10.500% due 5/15/16 (a)............................      5,475,000
    750,000  9.875% due 4/1/23..................................        783,750
            Dex Media East LLC:
  1,900,000  9.875% due 11/15/09................................      2,128,000
  1,375,000  12.125% due 11/15/12 (a)...........................      1,632,813
  3,275,000 DIRECTV Holdings LLC, Sr. Notes, 8.375% due
             3/15/13 (b)........................................      3,668,000
            EchoStar DBS Corp., Sr. Notes:
  5,200,000  10.375% due 10/1/07................................      5,785,000
  6,275,000  9.125% due 1/15/09.................................      7,043,687
    250,000  9.375% due 2/1/09..................................        267,813
  1,740,543 Hollinger Participation Trust, Sr. Notes, 12.125%
             due 11/15/10 (b)(d)................................      1,962,462
            Insight Midwest Corp., Sr. Notes:
  2,350,000  9.750% due 10/1/09 (b).............................      2,496,875
  2,325,000  10.500% due 11/1/10 (a)............................      2,563,312
  3,125,000 LIN Television Corp., 8.000% due 1/15/08............      3,367,188
  2,500,000 LodgeNet Entertainment Corp., Sr. Sub. Debentures,
             9.500% due 6/15/13.................................      2,575,000
  2,225,000 Mediacom Broadband LLC, 11.000% due 7/15/13 (a).....      2,486,437
  2,275,000 Mediacom LLC, Sr. Notes, 9.500% due 1/15/13 (a).....      2,417,188
  4,800,000 Nexstar Finance Holdings LLC, Sr. Discount Notes,
             (zero coupon until 4/1/08, 11.375% thereafter),
             due 4/1/13 (b).....................................      3,222,000
  3,775,000 Nextmedia Operating Inc., 10.750% due 7/1/11........      4,246,875
  5,527,000 NTL Communications Corp., 19.000% due 12/31/10 (d)..      5,249,268
  5,000,000 Pegasus Communications Corp., Sr. Notes, Series B,
             12.500% due 8/1/07 (a).............................      4,625,000
            Pegasus Satellite Communications, Inc.:
  1,025,000  Sr. Discount Notes, (zero coupon until 3/1/04,
               13.500% thereafter), due 3/1/07 (a)..............        861,000
  1,300,000  Sr. Notes, 12.375% due 8/1/06......................      1,222,000
  1,250,000 PEI Holdings Inc., 11.000% due 3/15/10 (b)..........      1,384,375
            Quebecor World USA Inc.:
    950,000  8.375% due 11/15/08................................        999,048
  3,250,000  Sr. Sub. Notes, 7.750% due 2/15/09.................      3,405,964
  4,400,000 R.H. Donnelley Finance Corp. I, Sr. Sub. Notes,
             10.875% due 12/15/12 (b)...........................      5,148,000
  1,950,000 Radio One, Inc., Series B, 8.875% due 7/1/11 (a)....      2,154,750
  1,625,000 Rogers Cable Inc., Bonds, 8.750% due 5/1/32.........      1,860,625
  3,000,000 Rogers Communications, Inc., Sr. Notes, 8.875% due
             7/15/07 (a)........................................      3,105,000
  1,500,000 Susquehanna Media Co., Sr. Sub. Notes, 7.375% due
             4/15/13............................................      1,582,500
            Telewest Communications PLC, Sr. Discount Notes:
    625,000  Zero coupon until 4/15/04, (9.250% thereafter),
               due 4/15/09......................................        198,438
  3,885,000  Zero coupon until 2/1/05, (11.375% thereafter),
               due 2/1/10 (a)...................................      1,155,787
  1,350,000 Time Warner Inc., 6.625% due 5/15/29................      1,397,249
            United Pan-Europe Communications, N.V., Series B:
             Sr. Discount Notes:
  3,400,000    Zero coupon until 11/1/04, (13.375%
                thereafter), due 11/1/09 (c)....................        501,500
  6,485,000    Zero coupon until 2/1/05, (13.750% thereafter),
                due 2/1/10 (c)..................................        924,112
    300,000  Sr. Notes, 10.875% due 8/1/09 (c)..................         66,000
  4,250,000 Vertis Inc., Secured Notes, 9.750% due 4/1/09 (b)...      4,441,250
  1,500,000 Vivendi Universal SA, Sr. Notes, 9.250% due
             4/15/10 (b)........................................      1,713,750

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers High Yield Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                            Value
--------------------------------------------------------------------------------

Media - Cable -- 9.1% (continued)
            Yell Finance BV:
$ 5,225,000  Sr. Discount Notes, (zero coupon until 8/1/06,
               13.500% thereafter), due 8/1/11................. $      4,493,500
    825,000  Sr. Notes, 10.750% due 8/1/11 (a).................          954,938
 10,675,000 Young Broadcasting Inc., 10.000% due 3/1/11........       11,609,062
                                                                ----------------
                                                                     142,163,046
                                                                ----------------

Services and Other -- 2.8%
            Allied Waste North America, Inc.:
  7,350,000  9.250% due 9/1/12 (a)(b)..........................        8,140,125
             Series B:
    125,000    8.875% due 4/1/08...............................          136,250
  1,000,000    7.875% due 1/1/09 (a)...........................        1,051,250
  5,225,000    10.000% due 8/1/09 (a)..........................        5,577,687
  1,350,000 Brand Services Inc., 12.000% due 10/15/12..........        1,545,750
  2,300,000 CBRE Escrow Inc., Sr. Notes, 9.750% due 5/15/10 (b)        2,429,375
  1,500,000 COMFORCE Operating Inc., Sr. Notes, Series B,
             12.000% due 12/1/07...............................          727,500
  3,000,000 Employee Solutions Inc., Series B, 10.000% due
             10/15/04 (c)(e)...................................              300
  2,500,000 The Holt Group, Inc., 9.750% due 1/15/06 (c).......           87,500
            Iron Mountain Inc.:
  3,900,000  8.625% due 4/1/13.................................        4,192,500
    500,000  7.750% due 1/15/15................................          531,250
            Mail-Well I Corp.:
  4,000,000  9.625% due 3/15/12................................        4,230,000
  2,125,000  Series B, 8.750% due 12/15/08 (a).................        2,018,750
            Muzak LLC,
  2,100,000  9.875% due 3/15/09 (a)............................        2,005,500
  3,825,000  Sr. Notes, 10.000% due 2/15/09 (b)................        4,025,813
    325,000 Pierce Leahy Command Co., 8.125% due 5/15/08.......          339,625
  3,000,000 Psychiatric Solutions, Inc., Sr. Sub. Notes,
             10.625% due 6/15/13 (b)...........................        3,105,000
  4,000,000 Safety-Kleen Services, Inc., 9.250% due 6/1/08 (c).           10,000
  4,500,000 SITEL Corp., 9.250% due 3/15/06....................        4,297,500
                                                                ----------------
                                                                      44,451,675
                                                                ----------------

Technology -- 1.3%
  2,200,000 Motorola Inc., Sr. Notes, 8.000% due 11/1/11 (a)...        2,634,500
  1,825,000 Seagate Technology HDD Holdings, 8.000% due 5/15/09        1,984,687
            Unisys Corp., Sr. Notes:
  2,775,000  8.125% due 6/1/06.................................        2,983,125
  6,650,000  7.875% due 4/1/08 (a).............................        6,899,375
  3,875,000 Xerox Capital (Europe) PLC, 5.875% due 5/15/04 (a).        3,913,750
  1,800,000 Xerox Corp., Notes, 5.500% due 11/15/03 (a)........        1,818,000
                                                                ----------------
                                                                      20,233,437
                                                                ----------------

Telecommunications -- 9.0%
  4,350,000 Alamosa Delaware, Inc., 13.625% due 8/15/11........        3,675,750
  3,000,000 Alamosa Holdings, Inc., (zero coupon until
             2/15/05, 12.875% thereafter), due 2/15/10.........        1,755,000
 10,450,000 American Tower Corp., Sr. Notes, 9.375% due 2/1/09
             (a)...............................................       10,554,500
  1,150,000 American Tower Escrow Corp., Discount Notes, zero
             coupon due 8/1/08.................................          747,500
  7,425,000 AT&T Corp., Sr. Notes, 8.500% due 11/15/31.........        8,448,410

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers High Yield Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                           Value
------------------------------------------------------------------------------

Telecommunications -- 9.0% (continued)
            AT&T Wireless Services Inc.:
$ 2,400,000  Notes, 8.125% due 5/1/12.......................... $    2,897,328
             Sr. Notes:
  1,875,000    7.875% due 3/1/11...............................      2,218,348
  5,325,000    8.750% due 3/1/31...............................      6,605,497
  6,000,000 Centennial Cellular Operating Co., Sr. Notes,
             10.125% due 6/15/13 (b)...........................      5,970,000
            Crown Castle International Corp.:
  1,775,000  Sr. Discount Notes, 10.625% due 11/15/07..........      1,877,063
             Sr. Notes:
    100,000    9.000% due 5/15/11..............................        101,500
  4,500,000    9.375% due 8/1/11...............................      4,702,500
  4,000,000    10.750% due 8/1/11 (a)..........................      4,380,000
  5,125,000 Dobson Communications Corp., Sr. Notes, 10.875%
             due 7/1/10........................................      5,560,625
            Global Crossing Holdings Ltd.:
  5,400,000  9.125% due 11/15/06 (c)...........................        256,500
    250,000  9.500% due 11/15/09 (c)...........................         11,875
    750,000 Global Crossing North America Inc., Bonds, 6.000%
             due 10/15/03 (c)..................................         54,375
            Nextel Communications, Inc.:
             Sr. Discount Notes:
    750,000    10.650% due 9/15/07.............................        778,125
 11,500,000    9.750% due 10/31/07.............................     11,960,000
  7,275,000    9.950% due 2/15/08..............................      7,638,750
  1,680,000  Sr. Notes, 9.375% due 11/15/09 (a)................      1,812,300
  2,850,000 Qwest Communications International Inc., Sr.
             Notes, Series B, 7.500% due 11/1/08...............      2,650,500
            Qwest Corp.:
  1,800,000  Debentures, 8.875% due 6/1/31 (a).................      1,899,000
  4,050,000  Notes, 8.875% due 3/15/12 (b).....................      4,546,125
            Qwest Services Corp., Notes:
  2,000,000  13.500% due 12/15/10 (b)..........................      2,270,000
 10,851,000  14.000% due 12/15/14 (b)..........................     12,641,415
  6,500,000 SBA Communications Corp., Sr. Notes, 10.250% due
             2/1/09............................................      6,012,500
  2,500,000 SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10
             (a)(b)............................................      2,612,500
            Sprint Capital Corp.:
  3,275,000  6.875% due 11/15/28...............................      3,297,408
 12,150,000  8.750% due 3/15/32................................     14,595,297
  1,512,000 TeleCorp PCS, Inc., 10.625% due 7/15/10............      1,833,300
  5,000,000 Triton PCS Inc., Sr. Notes, 8.500% due 6/1/13 (b)..      5,400,000
  2,000,000 UbiquiTel Operating Co., (zero coupon until
             4/15/05, 14.000% thereafter), due 4/15/10.........        750,000
  3,250,000 World Access, Inc., Sr. Notes, 13.250% due 1/15/08
             (c)...............................................        162,500
                                                                --------------
                                                                   140,676,491
                                                                --------------

Transportation -- 0.4%
  2,500,000 General Maritime Corp., Sr. Notes, 10.000% due
             3/15/13 (b).......................................      2,750,000
  1,400,000 Petro Stopping Centers L.P., Sr. Notes, 10.500%
             due 2/1/07........................................      1,400,000
  2,175,000 Teekay Shipping Corp., 8.320% due 2/1/08...........      2,332,687
                                                                --------------
                                                                     6,482,687
                                                                --------------

Utilities -- 3.2%
  5,000,000 The AES Corp., Sr. Sub. Notes, 10.250% due 7/15/06.      4,975,000
            Avon Energy Partners Holdings:
  5,925,000  Notes, 6.460% due 3/4/08 (b)......................      5,110,312
  1,675,000  Sr. Notes, 7.050% due 12/11/07 (b)................      1,444,688

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers High Yield Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                           Value
------------------------------------------------------------------------------

Utilities -- 3.2% (continued)
$15,346,142 Calpine Canada Energy Finance ULC, 8.500% due
             5/1/08 (a)........................................ $   12,046,722
            Calpine Corp., Sr. Notes:
    350,000  7.875% due 4/1/08.................................        269,500
  2,425,000  8.625% due 8/15/10 (a)............................      1,830,875
  2,925,000  8.500% due 2/15/11 (a)............................      2,208,375
            Edison Mission Energy, Sr. Notes:
    600,000  10.000% due 8/15/08...............................        570,000
  5,775,000  7.730% due 6/15/09................................      4,966,500
  5,300,000  9.875% due 4/15/11................................      4,929,000
            Mirant Americas Generation, Inc., Sr. Notes:
  1,725,000  7.625% due 5/1/06 (a).............................      1,336,875
  7,475,000  9.125% due 5/1/31 (a).............................      4,335,500
  1,700,000 Mirant Corp., Sr. Notes, 7.400% due 7/15/04 (b)....      1,275,000
  4,500,000 Reliant Resources, Inc., Secured Notes, 9.500% due
             7/15/13 (b).......................................      4,556,250
                                                                --------------
                                                                    49,854,597
                                                                --------------
            TOTAL CORPORATE BONDS  (Cost -- $1,007,750,060)....  1,021,122,429
                                                                --------------
CONVERTIBLE BONDS -- 0.5%

Technology -- 0.4%
  3,675,000 Avaya Inc., Sr. Notes, zero coupon due 10/31/21....      1,869,656
  3,250,000 Comverse Technology Inc., Debentures, 1.500% due
             12/1/05...........................................      3,063,125
  3,500,000 Sanmina-SCI Corp., Sub. Debentures, zero coupon
             due 9/12/20.......................................      1,697,500
                                                                --------------
                                                                     6,630,281
                                                                --------------

Telecommunications -- 0.1%
  1,325,000 American Tower Corp., Notes, 5.000% due 2/15/10....      1,139,500
                                                                --------------

Utilities -- 0.0%
    750,000 Mirant Corp., Debentures, 2.500% due 6/15/21.......        525,937
                                                                --------------
            TOTAL CONVERTIBLE BONDS (Cost -- $7,087,970).......      8,295,718
                                                                --------------
SOVEREIGN BONDS -- 24.1%

Argentina -- 0.0%
    100,000 Republic of Argentina, Series E, zero coupon due
             10/15/03..........................................         25,000
                                                                --------------

Brazil -- 7.4%
            Federal Republic of Brazil:
  2,075,000  10.000% due 1/16/07...............................      2,130,506
  5,425,000  11.250% due 7/26/07...............................      5,709,812
 28,900,000  11.500% due 3/12/08...............................     30,417,250
  3,750,000  12.000% due 4/15/10...............................      3,900,000
  1,000,000  11.000% due 1/11/12...............................        997,500
 36,172,669  8.000% due 4/15/14................................     31,854,556
  1,050,000  8.875% due 4/15/24................................        812,963
  1,300,000  10.125% due 5/15/27...............................      1,127,425
  4,425,000  12.250% due 3/6/30................................      4,452,656
 16,860,000  11.000% due 8/17/40...............................     15,380,535

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers High Yield Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                           Value
------------------------------------------------------------------------------

Brazil -- 7.4% (continued)
$17,725,000  DCB, Series L, 2.1875% due 4/15/12 (f)............ $   13,415,609
  3,741,937  MYDFA, 2.0625% due 9/15/07 (f)....................      3,227,420
  2,541,176  NMB, Series L, 2.1875% due 4/15/09 (f)............      2,147,294
                                                                --------------
                                                                   115,573,526
                                                                --------------

Bulgaria -- 0.5%
            Republic of Bulgaria:
  5,725,000  8.250% due 1/15/15................................      6,784,125
  1,100,000  Discount, Series A, 2.1875% due 7/28/24 (f).......      1,069,750
                                                                --------------
                                                                     7,853,875
                                                                --------------

Colombia -- 1.5%
            Republic of Colombia:
    200,000  9.750% due 4/23/09................................        227,500
    100,000  9.750% due 4/23/09................................        114,500
 10,000,000  10.500% due 7/9/10................................     11,600,000
  2,725,000  10.000% due 1/23/12...............................      3,072,438
  5,050,000  10.750% due 1/15/13...............................      5,942,588
  1,475,000  11.750% due 2/25/20...............................      1,843,750
                                                                --------------
                                                                    22,800,776
                                                                --------------

Costa Rica -- 0.2%
            Republic of Costa Rica:
  1,200,000  6.914% due 1/31/08 (b)............................      1,284,000
  1,550,000  9.000% due 3/1/11.................................      1,755,375
    375,000  8.050% due 1/31/13 (b)............................        405,000
                                                                --------------
                                                                     3,444,375
                                                                --------------

Ecuador -- 2.0%
            Republic of Ecuador:
 19,700,000  12.000% due 11/15/12..............................     16,055,500
 25,275,000  6.000% due 8/15/30................................     15,544,125
                                                                --------------
                                                                    31,599,625
                                                                --------------

Mexico -- 4.8%
            United Mexican States:
 13,650,000  6.625% due 3/3/15.................................     14,571,375
 17,505,000  11.375% due 9/15/16...............................     25,601,063
  4,225,000  8.125% due 12/30/19...............................      4,853,469
 12,325,000  8.300% due 8/15/31................................     14,229,212
 14,925,000  7.500% due 4/8/33.................................     15,861,544
                                                                --------------
                                                                    75,116,663
                                                                --------------

Panama -- 0.6%
            Republic of Panama:
    575,000  9.625% due 2/8/11.................................        674,187
    300,000  9.375% due 1/16/23................................        336,000
  6,150,000  8.875% due 9/30/27................................      6,734,250
  2,233,589  PDI, 2.250% due 7/17/16 (f).......................      1,831,543
                                                                --------------
                                                                     9,575,980
                                                                --------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers High Yield Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                           Value
------------------------------------------------------------------------------

Peru -- 0.4%
            Republic of Peru:
$ 3,375,000  9.125% due 2/21/12................................ $    3,612,094
  2,400,000  9.875% due 2/6/15.................................      2,642,400
                                                                --------------
                                                                     6,254,494
                                                                --------------

Philippines -- 0.7%
            Republic of Philippines:
     25,000  8.375% due 3/12/09................................         26,750
    250,000  9.000% due 2/15/13................................        268,750
    600,000  9.375% due 1/18/17................................        661,500
  2,750,000  9.875% due 1/15/19................................      3,043,906
  3,825,000  10.625% due 3/16/25...............................      4,465,688
  2,444,444  FLIRB, Series B, 2.0625% due 6/1/08 (f)...........      2,279,444
                                                                --------------
                                                                    10,746,038
                                                                --------------

Russia -- 5.6%
            Russian Government:
 11,425,000  10.000% due 6/26/07...............................     13,909,366
 30,850,000  8.250% due 3/31/10................................     35,747,437
 38,825,000  5.000% due 3/31/30 (f)............................     37,684,516
                                                                --------------
                                                                    87,341,319
                                                                --------------

Turkey -- 0.4%
            Republic of Turkey:
  1,075,000  12.375% due 6/15/09...............................      1,156,969
  2,400,000  11.500% due 1/23/12...............................      2,505,000
  1,875,000  11.000% due 1/14/13...............................      1,901,250
                                                                --------------
                                                                     5,563,219
                                                                --------------
            TOTAL SOVEREIGN BONDS  (Cost -- $362,825,898)......    375,894,890
                                                                --------------
LOAN PARTICIPATIONS (f)(g) -- 0.6%

Jamaica -- 0.0%
    281,250 Government of Jamaica, Tranche B, 2.125% due
             11/15/04 (J.P. Morgan Chase & Co.)................        264,375
                                                                --------------

Morocco -- 0.6%
  9,343,394 Kingdom of Morocco, Tranche A, 2.1875% due 1/2/09
             (CS First Boston Corp., J.P. Morgan Chase &
             Co., Merrill Lynch & Co., Inc., UBS AG)...........      8,969,658
                                                                --------------
            TOTAL LOAN PARTICIPATIONS (Cost -- $8,998,736).....      9,234,033
                                                                --------------
ASSET-BACKED SECURITIES (f) -- 0.4%
            First Consumers Master Trust, Class A:
  3,038,075  Series 1999-A, 5.800% due 12/15/05 (b)............      2,944,577
  3,626,744  Series 2001-A, 1.490% due 9/15/08.................      3,460,616
                                                                --------------
            TOTAL ASSET-BACKED SECURITIES
            (Cost -- $6,403,229)...............................      6,405,193
                                                                --------------
OTHER (b) -- 6.7%
 97,142,859 Trains HY-2003-1, 8.666% due 5/15/13 (Cost --
             $104,315,951).....................................    104,760,317
                                                                --------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers High Yield Bond Fund
--------------------------------------------------------------------------------

 Shares                         Security                           Value
-----------------------------------------------------------------------------
COMMON STOCK (h) -- 0.3%
    40,557 Axiohm Transaction Solutions Inc................... $            0
        22 Glasstech Inc. (e).................................              0
   172,413 Indesco International Inc. (e).....................        948,272
    48,037 NTL Inc. (a).......................................      1,639,022
     4,950 NTL Inc., Restricted Shares (e)....................        166,971
     2,554 Pillowtex Corp.....................................            562
    44,460 SpectraSite, Inc. (a)..............................      2,216,331
    46,760 UnitedGlobalCom Inc., Class A Shares (a)...........        241,749
    10,212 World Access, Inc. (a).............................              3
                                                               --------------
           TOTAL COMMON STOCK (Cost -- $9,810,723)............      5,212,910
                                                               --------------
ESCROW SHARES (e) -- 0.0%
 4,000,000 Breed Technologies, Inc............................              0
 4,000,000 Imperial Sugar Co..................................              4
 2,000,000 Pillowtex Corp.....................................              2
                                                               --------------
           TOTAL ESCROW SHARES (Cost -- $0)...................              6
                                                               --------------
PREFERRED STOCK -- 1.0%
           CSC Holdings Inc.:
    19,950  Series H, 11.750% due 10/1/07.....................      2,054,850
   131,100  Series M, 11.125% due 4/1/08......................     13,470,525
        22 Glasstech Inc. (e)(h)..............................              0
        76 NTL Europe, Inc. (e)(h)............................            152
           TCR Holding Corp. (e)(h):
     9,787  Class B...........................................             10
     5,383  Class C...........................................              5
    14,191  Class D...........................................             14
    29,362  Class E...........................................             29
                                                               --------------
           TOTAL PREFERRED STOCK (Cost -- $15,441,815)........     15,525,585
                                                               --------------

Warrants/
 Rights
----------
WARRANTS AND RIGHTS (h) -- 0.0%
     1,150 American Tower Escrow Corp., (Exercise price of
            $0.01 per share expiring on 8/1/08. Each warrant
            exercisable for 14.095 shares of common stock.)...        118,450
16,537,951 ContiFinancial Corp., Units of Interest,
            (Represents interests in a trust in the
            liquidation of ContiFinancial Corp. and its
            affiliates.)......................................        496,139
     1,250 Leap Wireless International Inc., (Exercise price
            of $96.80 per share expiring on 4/15/10. Each
            warrant exercisable for 5.146 shares of common
            stock.) (e).......................................              0
     3,500 Mattress Discounters Co., (Exercise price of $0.01
            per share expiring on 7/15/07. Each warrant
            exercisable for 4.850 shares of Class A common
            stock and 0.539 shares of Class L common stock.)..          2,625
    13,446 Pillowtex Corp., (Exercise price of $28.99 per
            share expiring on 11/24/09. Each warrant
            exercisable for 1 share of common stock.).........            403
     4,000 Republic Technologies International Inc.,
            (Exercise price of $0.01 per share expiring on
            7/15/09. Each warrant exercisable for 1 share of
            Class D common stock.)............................             40
     2,500 UbiquiTel Operating Co., (Exercise price of $22.74
            per share expiring on 4/15/10. Each warrant
            exercisable for 5.965 shares of common stock.)....             25
    30,345 Venezuela Discount Rights (e)......................              0
     2,240 Winsloew Furniture, Inc., (Exercise price of $0.01
            per share expiring on 8/15/07. Each warrant
            exercisable for 0.2298 shares of common stock.)...          1,120
                                                               --------------
           TOTAL WARRANTS AND RIGHTS (Cost -- $798,827).......        618,802
                                                               --------------
           SUB-TOTAL INVESTMENTS (Cost -- $1,523,433,209).....  1,547,069,883
                                                               --------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers High Yield Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                           Value
------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.1%
$16,585,000 UBS Financial Services Inc., 1.090% due 7/1/03;
             Proceeds at maturity -- $16,585,502; (Fully
             collateralized by U.S. Treasury Bonds, 8.875% due
             8/15/17; Market value -- $16,918,140) (Cost --
             $16,585,000)...................................... $   16,585,000
                                                                --------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $1,540,018,209*).......................... $1,563,654,883
                                                                ==============

--------
(a) All or a portion of this security is on loan (See Note 5).
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) Security is currently in default.
(d) Payment-in-kind security for which all or part of the interest earned may be paid in additional bonds.
(e) Security is valued in accordance with fair valuation procedures.
(f) Interest rate shown reflects current rate on instrument with variable rate or step coupon rate.
(g) Participation interest was acquired through the financial institutions indicated parenthetically.
(h) Non-income producing security.
*   Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviations used in this schedule:
   DCB -- Debt Conversion Bond
   FLIRB -- Front-Loaned Interest Reduction Bond
   MYDFA -- Multi-Year Depository Facility Agreement
   NMB -- New Money Bond
   PDI -- Past Due Interest


Loaned Securities Collateral
June 30, 2003 (unaudited)

Salomon Brothers High Yield Bond Fund
--------------------------------------------------------------------------------

    Face
   Amount                         Security                          Value
-----------------------------------------------------------------------------
$135,756,901 State Street Navigator Lending Trust Prime
              Portfolio (Cost -- $135,756,901).................. $135,756,901
                                                                 ============

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Short/Intermediate U.S. Government Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                          Value
----------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 43.2%
            U.S. Treasury Notes:
$14,000,000  2.750% due 9/30/03 (a)............................ $ 14,070,014
  4,290,000  3.250% due 12/31/03...............................    4,339,940
  2,000,000  3.250% due 5/31/04................................    2,041,016
  3,000,000  6.000% due 8/15/04................................    3,166,173
  2,000,000  4.625% due 5/15/06 (b)............................    2,168,672
  7,000,000  4.375% due 5/15/07 (a)(b).........................    7,607,033
 20,000,000  3.250% due 8/15/07 (a)(b).........................   20,878,920
 19,000,000  3.000% due 11/15/07 (a)(b)........................   19,604,143
  5,000,000  3.000% due 2/15/08 (b)............................    5,146,680
    250,000  6.500% due 2/15/10................................      303,369
  1,000,000  5.750% due 8/15/10 (b)............................    1,170,821
  5,000,000  4.875% due 2/15/12................................    5,559,380
  3,000,000  4.375% due 8/15/12 (b)............................    3,217,620
  1,000,000  4.000% due 11/15/12...............................    1,040,899
  2,000,000  3.625% due 5/15/13................................    2,016,252
                                                                ------------
            TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost --
            $89,222,636).......................................   92,330,932
                                                                ------------
U.S. GOVERNMENT AGENCIES -- 32.5%
    115,371 Fannie Mae Grantor Trust, 8.154% due 12/28/28 (c)..      123,606
    500,000 Federal Home Loan Bank, 5.800% due 9/2/08..........      575,723
            Federal Home Loan Mortgage Corporation (FHLMC):
      9,489  11.750% due 7/1/15................................       10,928
    136,379  8.000% due 7/1/20.................................      147,644
    110,356  8.500% due 3/15/24................................      110,821
  3,436,854  5.782% due 7/1/32.................................    3,558,485
             Gold:
     12,449    10.000% due 7/1/05..............................       12,885
     39,030    7.500% due 5/1/07...............................       41,415
      5,900    6.000% due 7/1/10...............................        6,165
     26,864    7.000% due 5/1/11...............................       28,569
    193,944    7.000% due 7/1/11...............................      206,248
     43,913    7.000% due 8/1/11...............................       46,698
     14,529    8.250% due 4/1/17...............................       15,826
     26,914    8.000% due 12/1/19..............................       29,174
  5,020,902    5.400% due 6/15/24..............................    5,040,015
  1,265,987    6.000% due 10/1/28..............................    1,314,789
    218,833    6.000% due 7/1/29...............................      227,204
  1,678,428    7.500% due 5/1/30...............................    1,794,229
    798,055    8.000% due 9/1/31...............................      854,770
  2,000,000    4.500% due 4/15/32..............................    2,008,555
  5,500,000    6.500%, 30 year (TBA) (d).......................    5,725,159
  5,000,000    7.000%, 30 year (TBA) (d).......................    5,243,750
            Federal National Mortgage Association (FNMA):
      4,821  6.500% due 12/1/03................................        4,867
        145  14.443% due 4/25/09 (c)...........................          147
     16,297  12.500% due 9/20/15...............................       19,329
    111,599  12.000% due 1/1/16................................      130,804
      7,166  12.000% due 1/15/16...............................        8,454
     66,447  12.500% due 1/15/16...............................       78,587
    664,338  8.500% due 8/1/19.................................      717,847
      3,198  11.500% due 9/1/19................................        3,717

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Short/Intermediate U.S. Government Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                          Value
----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 32.5% (continued)
$    24,943  10.500% due 8/1/20................................ $     28,793
     47,529  8.500% due 11/1/23................................       52,010
  1,105,095  6.500% due 9/1/24.................................    1,159,338
    879,423  7.000% due 1/1/25.................................      930,275
    241,666  6.000% due 2/1/29.................................      251,671
    138,664  6.000% due 3/1/29.................................      144,363
    846,641  6.000% due 6/1/29.................................      881,437
    800,000  6.527% due 5/25/30................................      904,341
      4,825  7.500% due 7/1/30.................................        5,128
    165,977  7.500% due 9/1/30.................................      176,397
  1,720,288  8.500% due 11/1/30................................    1,882,482
  4,303,694  6.000% due 1/1/33.................................    4,475,475
  6,000,000  5.500%, 15 year (TBA) (d).........................    6,232,500
 10,000,000  5.000%, 30 year (TBA) (d).........................   10,162,500
  5,000,000  6.000%, 30 year (TBA) (d).........................    5,196,875
  7,500,000  6.500%, 30 year (TBA) (d).........................    7,823,438
            Government National Mortgage Association (GNMA):
     24,311  8.500% due 1/15/18................................       26,708
  1,026,902  8.500% due 6/15/25................................    1,123,663
                                                                ------------
            TOTAL U.S. GOVERNMENT AGENCIES (Cost --
            $68,005,246).......................................   69,543,804
                                                                ------------
            SUB-TOTAL INVESTMENTS (Cost -- $157,227,882).......  161,874,736
                                                                ------------
REPURCHASE AGREEMENTS (a) -- 24.3%
 34,000,000 Greenwich Capital Markets, 1.000% due 7/1/03;
             Proceeds at maturity -- $34,000,944; (Fully
             collateralized by U.S. Treasury Notes, 14.000%
             due 11/15/11; Market value -- $34,695,238)........   34,000,000
 17,992,000 State Street Bank and Trust Co., 1.000% due
             7/1/03; Proceeds at maturity -- $17,992,500;
             (Fully collateralized by U.S. Treasury Notes,
             11.125% due 8/15/03; Market value -- $18,356,325).   17,992,000
                                                                ------------
            TOTAL REPURCHASE AGREEMENTS (Cost -- $51,992,000)..   51,992,000
                                                                ------------
            TOTAL INVESTMENTS -- 100.0% (Cost -- $209,219,882*) $213,866,736
                                                                ============

--------
(a) Securities with an aggregated market value of $62,160,110 are segregated as collateral for to-be-announced securities and/or futures contracts.
(b) All or a portion of this security is on loan (See Note 5).
(c) Interest rate shown reflects current rate on instrument with variable rate or step coupon rate.
(d) Mortgage dollar roll (See Note 1).
*  Aggregate cost for Federal income tax purposes is substantially the same.


   Abbreviation used in this schedule:
   TBA -- To Be Announced

                      See Notes to Financial Statements.

          Loaned Securities Collateral
          June 30, 2003 (unaudited)

Salomon Brothers Short/Intermediate U.S. Government Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                          Value
---------------------------------------------------------------------------
$18,000,603 State Street Navigator Lending Trust Prime
            Portfolio (Cost -- $18,000,603).................... $18,000,603
                                                                ===========

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Strategic Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                      Security                       Value
----------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES AND OBLIGATIONS -- 29.5%
            U.S. Treasury Notes and Bonds:
$ 7,000,000  5.875% due 11/15/04 (a)(b).................. $  7,451,997
  3,000,000  4.375% due 5/15/07 (a)......................    3,260,157
  1,000,000  2.625% due 5/15/08 (a)......................    1,009,454
  1,000,000  5.750% due 8/15/10 (a)......................    1,170,821
  2,950,000  5.000% due 2/15/11 (a)......................    3,312,183
  8,500,000  4.875% due 2/15/12 (a)......................    9,450,946
     50,000  4.375% due 8/15/12 (a)......................       53,627
            Federal Home Loan Mortgage Corporation
            (FHLMC):
    556,428  1,156.500% due 6/15/21 -- Interest Only.....       13,598
             Gold:
      3,845    6.000% due 10/1/10........................        4,013
     83,722    7.000% due 7/1/11.........................       89,033
    924,599    7.000% due 8/1/30.........................      977,071
  1,150,000    6.000%, 30 year (TBA) (c).................    1,192,406
  3,000,000    6.500%, 30 year (TBA) (c).................    3,122,814
            Federal National Mortgage Association (FNMA):
     19,588  6.500% due 2/1/26...........................       20,498
    187,333  6.500% due 3/1/26...........................      196,042
     41,313  8.000% due 2/1/31...........................       44,563
  6,000,000  5.000%, 30 year (TBA) (c)...................    6,097,500
  3,000,000  5.500%, 30 year (TBA) (c)...................    3,101,250
 11,000,000  6.000%, 30 year (TBA) (c)...................   11,433,125
 13,000,000  6.500%, 30 year (TBA) (c)...................   13,560,625
  8,500,000  7.000%, 30 year (TBA) (c)...................    8,954,223
                                                          ------------
            TOTAL U.S. GOVERNMENT AGENCIES AND
            OBLIGATIONS (Cost -- $70,903,087)............   74,515,946
                                                          ------------
CORPORATE BONDS -- 23.4%

Basic Industries -- 2.2%
    350,000 Acetex Corp., Sr. Notes, 10.875% due 8/1/09
             (a).........................................      390,688
            Airgas Inc.:
    200,000  9.125% due 10/1/11..........................      223,500
    100,000  Notes, 7.750% due 9/15/06...................      104,500
    275,000 Anchor Glass Container Corp., Secured Notes,
             11.000% due 2/15/13 (d).....................      301,812
    125,000 Berry Plastics Corp., 10.750% due 7/15/12....      138,125
            Buckeye Technologies Inc., Sr. Sub. Notes:
    225,000  9.250% due 9/15/08 (a)......................      225,000
     75,000  8.000% due 10/15/10.........................       70,500
    250,000 Compass Minerals Group Inc., 10.000% due
             8/15/11.....................................      281,250
            FMC Corp.:
    200,000  Notes, 7.000% due 5/15/08...................      195,000
    200,000  Secured Notes, 10.250% due 11/1/09..........      226,000
    300,000 ISP Chemco Inc., Series B, 10.250% due
             7/1/11 (a)..................................      340,500
     25,000 Lyondell Chemical Co., Secured Notes, Series
             B, 9.875% due 5/1/07........................       24,625
    175,000 Methanex Corp., Sr. Notes, 8.750% due 8/15/12      196,875
    275,000 Millar Western Forest Products Ltd., Sr.
             Notes, 9.875% due 5/15/08...................      287,375
    150,000 Millennium America Inc., 9.250% due 6/15/08..      162,000
    125,000 Pliant Corp., Secured Notes, 11.125% due
             9/1/09 (d)..................................      133,437
    450,000 Plastipak Holdings Inc., 10.750% due 9/1/11..      483,750
    550,000 Potash Corp. of Saskatchewan Inc., Notes,
             4.875% due 3/1/13 (a).......................      567,289

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Strategic Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                      Security                       Value
----------------------------------------------------------------------

Basic Industries -- 2.2% (continued)
$   100,000 Radnor Holdings Corp., Sr. Notes, 11.000%
             due 3/15/10 (d)............................. $    103,250
     94,118 Republic Engineered Products, LLC, Secured
             Notes, 10.000% due 8/16/09..................       23,529
    500,000 Republic Technologies International, LLC,
             13.750% due 7/15/09 (e).....................        5,000
    125,000 Rhodia SA, Sr. Notes, 7.625% due 6/1/10 (d)..      132,813
    300,000 Smurfit-Stone Container Corp., 8.250% due
             10/1/12.....................................      323,250
    550,000 WMC Finance USA, Notes, 5.125% due 5/15/13
             (d).........................................      569,133
                                                          ------------
                                                             5,509,201
                                                          ------------

Consumer Cyclicals -- 1.8%
            Cole National Group, Inc., Sr. Sub. Notes:
    125,000  8.625% due 8/15/07..........................      121,875
    275,000  8.875% due 5/15/12..........................      266,062
    400,000 CSK Auto Inc., 12.000% due 6/15/06...........      446,000
    325,000 Eye Care Centers of America, Inc., 9.125%
             due 5/1/08..................................      303,875
    425,000 Finlay Fine Jewelry Corp., Sr. Notes, 8.375%
             due 5/1/08..................................      442,000
    370,000 Flooring America Inc., Series B, 9.250% due
             10/15/07 (e)................................           37
    165,000 The Gap, Inc., Notes, 10.550% due 12/15/08
             (a).........................................      201,300
    150,000 Guitar Center, Inc., Sr. Notes, 11.000% due
             7/1/06......................................      154,500
    325,000 HMH Properties, Inc., Sr. Notes, Series C,
             8.450% due 12/1/08..........................      337,187
    100,000 Host Marriott, L.P., Series I, 9.500% due
             1/15/07.....................................      108,000
    250,000 Interface, Inc., Sr. Sub. Notes, Series B,
             9.500% due 11/15/05.........................      213,750
    125,000 Leslie's Poolmart, Sr. Notes, 10.375% due
             7/15/08 (d).................................      125,000
            Levi Strauss & Co.:
    150,000  Notes, 7.000% due 11/1/06 (a)...............      121,875
             Sr. Notes:
    320,000    11.625% due 1/15/08 (a)...................      276,000
    130,000    12.250% due 12/15/12......................      108,875
    200,000 Mattress Discounters Corp., Series B,
             12.625% due 7/15/07 (e).....................       21,000
    200,000 PETCO Animal Supplies, Inc., Sr. Sub. Notes,
             10.750% due 11/1/11.........................      229,000
    200,000 Saks Inc., 7.500% due 12/1/10................      207,500
    250,000 Sears Roebuck Acceptance Corp., Notes,
             7.000% due 6/1/32...........................      280,559
    400,000 Starwood Hotels & Resorts Worldwide, Inc.,
             7.875% due 5/1/12...........................      440,000
    175,000 Tropical Sportswear International Corp.,
             Series A, 11.000% due 6/15/08 (a)...........      181,125
                                                          ------------
                                                             4,585,520
                                                          ------------

Consumer Non-Cyclicals -- 4.7%
    225,000 aaiPharma Inc., 11.000% due 4/1/10...........      248,625
     50,000 Ahold Finance USA, Inc., 6.875% due 5/1/29
             (a).........................................       43,000
    275,000 Ameristar Casinos Inc., 10.750% due 2/15/09
             (a).........................................      313,156
    175,000 Applica Inc., Sr. Sub. Notes, 10.000% due
             7/31/08.....................................      184,625
    175,000 Athena Neurosciences Finance LLC, 7.250% due
             2/21/08.....................................      148,094
     75,000 Aurora Foods Inc., Sr. Sub. Notes, Series D,
             9.875% due 2/15/07..........................       27,000
    100,000 Chumash Casino & Resort Enterprise, Sr.
             Notes, 9.000% due 7/15/10 (d)...............      108,500
    475,000 Coast Hotels & Casinos Inc., 9.500% due
             4/1/09......................................      510,624
            Del Monte Corp.:
    150,000  Series B, 9.250% due 5/15/11................      161,250
    100,000  Sr. Sub. Notes, 8.625% due 12/15/12 (d).....      106,500
    200,000 Extendicare Health Services Inc., 9.500% due
             7/1/10 (a)..................................      211,000
    110,000 Fleming Cos., Inc., 10.125% due 4/1/08 (e)...       17,050
    550,000 H.J. Heinz Finance Co., 6.750% due 3/15/32...      658,102
    250,000 Herbst Gaming, Inc., Secured Notes, Series
             B, 10.750% due 9/1/08.......................      276,875

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Strategic Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                      Security                       Value
----------------------------------------------------------------------

Consumer Non-Cyclicals -- 4.7% (continued)
$   225,000 Hines Horticulture, Inc., Sr. Sub. Notes,
             Series B, 12.750% due 10/15/05.............. $    237,375
    200,000 Holmes Group Inc., Series B, 9.875% due
             11/15/07....................................      179,500
    425,000 Home Interiors & Gifts Inc., 10.125% due
             6/1/08......................................      433,500
    250,000 Horseshoe Gaming Holding Corp., Series B,
             8.625% due 5/15/09..........................      266,250
    350,000 IASIS Healthcare Corp., 13.000% due 10/15/09.      390,250
    200,000 Icon Health & Fitness Inc., 11.250% due
             4/1/12......................................      214,000
    200,000 InSight Health Services Corp., Series B,
             9.875% due 11/1/11..........................      211,000
    287,716 Iowa Select Farms, L.P., Secured Notes,
             10.750% due 12/1/06 (d).....................      172,629
    200,000 Jafra Cosmetics International Inc., Sr. Sub.
             Notes, 10.750% due 5/15/11 (d)..............      210,000
    425,000 Kellogg Co., Notes, 2.875% due 6/1/08........      422,490
    275,000 Kerzner International Ltd., 8.875% due
             8/15/11.....................................      299,063
    290,000 Kraft Foods Inc., Notes, 5.625% due 11/1/11..      316,534
    405,000 MGM MIRAGE, 9.750% due 6/1/07................      461,700
    375,000 Nebco Evans Holding Co., Sr. Discount Notes,
             12.375% due 7/15/07 (e)(f)..................            0
    250,000 North Atlantic Trading Co., Series B,
             11.000% due 6/15/04.........................      238,750
     45,690 Nutritional Sourcing Corp., Notes, 10.125%
             due 8/1/09..................................       36,095
            Park Place Entertainment Corp., Sr. Sub.
            Notes:
    100,000  7.875% due 12/15/05.........................      106,875
    125,000  8.875% due 9/15/08 (a)......................      138,125
    150,000  7.875% due 3/15/10 (a)......................      162,000
    300,000 Premier International Foods PLC, Sr. Notes,
             12.000% due 9/1/09..........................      337,500
    100,000 Remington Products Co., LLC, Sr. Sub. Notes,
             Series D, 11.000% due 5/15/06...............      101,000
            Rite Aid Corp.:
     50,000  11.250% due 7/1/08..........................       54,000
    225,000  Notes, 7.125% due 1/15/07 (a)...............      223,875
    100,000  Sr. Notes, 7.625% due 4/15/05...............       99,750
    450,000 Safeway Inc., Debentures, 7.250% due 2/1/31..      508,454
            Station Casinos, Inc.:
    250,000  Sr. Notes, 8.375% due 2/15/08...............      271,250
     75,000  Sr. Sub. Notes, 8.875% due 12/1/08 (a)......       79,125
    400,000 Sybron Dental Specialties, Inc., 8.125% due
             6/15/12.....................................      424,000
    125,000 Tenet Healthcare Corp., Sr. Notes, 6.8750%
             due 11/15/31................................      110,625
    325,000 Triad Hospitals Inc., Series B, 8.750% due
             5/1/09......................................      347,344
    275,000 Turning Stone Casino Resort Enterprise, Sr.
             Notes, 9.125% due 12/15/10 (d)..............      294,594
    525,000 United Industries Corp., Sr. Sub. Notes,
             Series B, 9.875% due 4/1/09.................      556,500
    275,000 Vanguard Health Systems, Inc., 9.750% due
             8/1/11......................................      275,000
    275,000 Venetian Casino Resort LLC, 11.000% due
             6/15/10.....................................      311,438
    250,000 Vicar Operating Inc., 9.875% due 12/1/09.....      275,000
    200,000 Winsloew Furniture, Inc., Series B, 12.750%
             due 8/15/07.................................      119,500
                                                          ------------
                                                            11,899,492
                                                          ------------

Energy -- 2.0%
    250,000 BRL Universal Equipment Corp., Secured
             Notes, 8.875% due 2/15/08...................      272,500
    500,000 Costilla Energy Inc., Sr. Notes, 10.250% due
             10/1/06 (a)(e)(f)...........................            0
    475,000 Devon Financing Corp., 6.875% due 9/30/11 (a)      558,090
    575,000 Forest Oil Corp., Sr. Notes, 8.000% due
             12/15/11....................................      621,000
    325,000 Magnum Hunter Resources, Inc., 9.600% due
             3/15/12.....................................      359,125
    325,000 Pride International, Inc., Sr. Notes, 9.375%
             due 5/1/07 (a)..............................      337,187
    200,000 Stone Energy Corp., Sr. Sub. Notes, 8.250%
             due 12/15/11................................      212,000
    570,000 Valero Energy Corp., Notes, 4.750% due
             6/15/13.....................................      558,351

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Strategic Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                      Security                       Value
----------------------------------------------------------------------

Energy -- 2.0% (continued)
            Vintage Petroleum, Inc., Sr. Sub. Notes:
$   275,000  9.750% due 6/30/09.......................... $    297,000
    125,000  7.875% due 5/15/11..........................      134,688
    250,000 Western Gas Resources, Inc., 10.000% due
             6/15/09.....................................      273,750
    300,000 Westport Resources Corp., 8.250% due 11/1/11.      330,000
            The Williams Cos. Inc.:
             Notes:
     50,000    7.625% due 7/15/19........................       48,750
    350,000    7.875% due 9/1/21.........................      343,000
    250,000    8.750% due 3/15/32........................      261,250
    275,000    Series A, 6.750% due 1/15/06 (a)..........      272,250
    150,000  Sr. Notes, 8.625% due 6/1/10................      157,500
                                                          ------------
                                                             5,036,441
                                                          ------------

Financial -- 3.4%
    493,850 Airplanes Pass-Through Trust, Series D,
             10.875% due 3/15/12.........................       14,815
    700,000 Bank of America Corp., Sr. Notes, 4.875% due
             9/15/12 (a).................................      740,128
    550,000 Capital One Financial Corp., Notes, 7.250%
             due 5/1/06 (a)..............................      583,896
    150,000 Capstar Hotel Co., Sr. Sub. Notes, 8.750%
             due 8/15/07 (a).............................      136,500
    700,000 CIT Group Inc., Sr. Notes, 7.750% due 4/2/12.      836,018
    300,000 FelCor Lodging L.P., 9.500% due 9/15/08......      311,250
    925,000 General Electric Capital Corp., Notes,
             3.500% due 5/1/08...........................      948,216
    550,000 General Motors Acceptance Corp., Notes,
             6.875% due 9/15/11..........................      552,691
    250,000 The Goldman Sachs Group Inc., Notes, 6.600%
             due 1/15/12.................................      290,980
    450,000 Household Finance Corp., Notes, 8.000% due
             7/15/10.....................................      559,017
    625,000 Independence Community Bank, Notes, 3.500%
             due 6/20/13.................................      614,399
    650,000 International Lease Finance Corp., Notes,
             6.375% due 3/15/09..........................      728,849
     50,000 MeriStar Hospitality Corp., 9.125% due
             1/15/11.....................................       49,250
    700,000 Morgan Stanley, Notes, 4.250% due 5/15/10....      721,573
    500,000 Standard Chartered Bank, Sub. Notes, 8.000%
             due 5/30/31 (d).............................      637,459
    700,000 Washington Mutual Financial Corp., Sr.
             Notes, 6.875% due 5/15/11...................      831,279
                                                          ------------
                                                             8,556,320
                                                          ------------

Housing Related -- 0.5%
    550,000 Boston Properties Inc., Sr. Notes, 6.250%
             due 1/15/13.................................      603,376
    475,000 Nexfor Inc., Notes, 7.250% due 7/1/12........      540,588
                                                          ------------
                                                             1,143,964
                                                          ------------

Manufacturing -- 1.0%
    175,000 Alliant Techsystems Inc., 8.500% due 5/15/11.      195,125
    500,000 BREED Technologies, Inc., 9.250% due 4/15/08
             (e)(f)......................................            0
    175,000 Case Corp., Notes, 7.250% due 1/15/16........      154,219
    150,000 Fedders North America Inc., 9.375% due
             8/15/07.....................................      125,250
    175,000 Flowserve Corp., 12.250% 8/15/10 (a).........      204,750
    150,000 Ford Motor Co., Notes, 7.450% due 7/16/31....      137,791
            Ford Motor Credit Co., Notes:
    275,000  7.875% due 6/15/10..........................      295,088
    100,000  7.250% due 10/25/11.........................      102,967
    250,000 Key Plastics Holdings, Inc., Series B,
             10.250% due 3/15/07 (e)(f)..................            0
    250,000 L-3 Communications Corp., 7.625% due 6/15/12.      276,250
    100,000 LDM Technologies, Inc., Series B, 10.750%
             due 1/15/07.................................      104,250

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Strategic Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                      Security                        Value
-----------------------------------------------------------------------

Manufacturing -- 1.0% (continued)
$   125,000 Moll Industries, Inc., Sr. Sub. Notes,
             10.500% due 7/1/08 (e)(f).................... $      1,875
    125,000 NMHG Holding Co., 10.000% due 5/15/09.........      138,125
    275,000 Sequa Corp., Sr. Notes, 9.000% due 8/1/09.....      292,875
    225,000 Terex Corp., Series B, 10.375% due 4/1/11 (a).      249,750
    150,000 TRW Automotive Inc., Sr. Notes, 9.375% due
             2/15/13 (d)..................................      163,500
                                                           ------------
                                                              2,441,815
                                                           ------------

Media - Cable -- 3.0%
    425,000 AOL Time Warner Inc., 7.625% due 4/15/31......      492,337
    450,000 AT&T Broadband Corp., 8.375% due 3/15/13......      564,767
    750,000 Avalon Cable Holding Finance Inc., Sr.
             Discount Notes, (zero coupon until
             12/1/03, 11.875% thereafter), due 12/1/08....      720,937
    250,000 Bowater Inc., Sr. Notes, 6.500% due 6/15/13
             (d)..........................................      237,626
            Charter Communications Holdings, LLC:
             Sr. Discount Notes:
    200,000    Zero coupon until 1/15/05, (11.750%
                thereafter), due 1/15/10..................      119,000
    100,000    Zero coupon until 1/15/07, (12.125%
                thereafter), due 1/15/12..................       46,625
             Sr. Notes:
     50,000    8.625% due 4/1/09 (a)......................       36,250
    100,000    10.000% due 5/15/11........................       72,500
    500,000 COX Communications Inc., Notes, 7.750% due
             11/1/10......................................      612,488
    375,000 CSC Holdings, Inc., Sr. Sub. Debentures,
             9.875% due 4/1/23............................      391,875
    300,000 DIRECTV Holdings LLC, Sr. Notes, 8.375% due
             3/15/13 (d)..................................      336,000
    450,000 EchoStar DBS Corp., Sr. Notes, 9.125% due
             1/15/09......................................      505,125
    225,000 Insight Midwest L.P., Sr. Notes, 10.500% due
             11/1/10 (a)..................................      248,063
     25,000 Mediacom Broadband LLC, 11.000% due 7/15/13
             (a)..........................................       27,937
    250,000 Mediacom LLC, Sr. Notes, 9.500% due 1/15/13
             (a)..........................................      265,625
    250,000 Nextmedia Operating Inc., 10.750% due 7/1/11..      281,250
    670,000 NTL Inc., 19.000% due 12/31/10................      636,332
    125,000 Quebecor World USA, Inc., Sr. Sub. Notes,
             7.750% due 2/15/09...........................      130,999
    250,000 R.H. Donnelley Finance Corp. I, Sr. Sub.
             Notes, 10.875% due 12/15/12 (d)..............      292,500
    250,000 Radio One, Inc., Series B, 8.875% due 7/1/11..      276,250
    630,000 Telewest Communications PLC, Sr. Discount
             Notes, (zero coupon until 2/1/05, 11.375%
             thereafter), due 2/1/10 (a)(e)...............      187,425
            United Pan-Europe Communications, N.V.,
            Series B:
             Sr. Discount Notes:
    375,000    Zero coupon until 11/1/04, (13.375%
                thereafter), due 11/1/09 (e)..............       55,312
    235,000    Zero coupon until 2/1/05, (13.750%
                thereafter), due 2/1/10 (e)...............       33,488
             Sr. Notes:
    300,000    11.250% due 2/1/10 (e).....................       66,000
    200,000    11.500% due 2/1/10 (e).....................       44,000
    125,000 Viacom Inc., Sr. Notes, 6.625% due 5/15/11....      147,685
    150,000 Vivendi Universal SA, Sr. Notes, 9.250% due
             4/15/10 (d)..................................      171,375
    500,000 Yell Finance BV, Sr. Notes, 10.750% due
             8/1/11.......................................      578,750
                                                           ------------
                                                              7,578,521
                                                           ------------

Services and Other -- 1.1%
            Allied Waste North America, Inc.:
    225,000  9.250% due 9/1/12 (d)........................      249,188
             Series B:
     25,000    8.875% due 4/1/08..........................       27,250
    375,000    7.875% due 1/1/09 (a)......................      394,219

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Strategic Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                      Security                       Value
----------------------------------------------------------------------

Services and Other -- 1.1% (continued)
$   150,000 Brand Services Inc., 12.000% due 10/15/12.... $    171,750
    200,000 COMFORCE Operating Inc., Sr. Notes, Series
             B, 12.000% due 12/1/07......................       97,000
    500,000 The Holt Group, Inc., 9.750% due 1/15/06 (e).       17,500
    850,000 Hutchison Whampoa International Ltd., Notes,
             6.500% due 2/13/13 (d)......................      893,685
    550,000 Iron Mountain Inc., 8.125% due 5/15/08.......      574,750
            Mail-Well I Corp.:
     25,000  9.625% due 3/15/12 (a)......................       26,437
    150,000  Series B, 8.750% due 12/15/08 (a)...........      142,500
    500,000 Safety-Kleen Services, Inc., 9.250% due
             5/15/09 (e).................................       27,500
    200,000 Sitel Corp., 9.250% due 3/15/06..............      191,000
                                                          ------------
                                                             2,812,779
                                                          ------------

Technology -- 0.2%
    175,000 Seagate Technology HDD Holdings, 8.000% due
             5/15/09.....................................      190,312
    300,000 Unisys Corp., Sr. Notes, 8.125% due 6/1/06...      322,500
                                                          ------------
                                                               512,812
                                                          ------------

Telecommunications -- 2.1%
    250,000 American Tower Corp., Sr. Notes, 9.375% due
             2/1/09 (a)..................................      252,500
    200,000 American Tower Escrow Corp., Discount Notes,
             zero coupon due 8/1/08......................      130,000
    350,000 AT&T Corp., Sr. Notes, 8.500% due 11/15/31...      398,241
    750,000 AT&T Wireless Services Inc., Sr. Notes,
             8.750% due 3/1/31...........................      930,351
    475,000 Crown Castle International Corp., Sr. Notes,
             10.750% due 8/1/11 (a)......................      520,125
            Global Crossing Holdings Ltd.:
    595,000  9.125% due 11/15/06 (e).....................       28,262
     75,000  9.625% due 5/15/08 (e)......................        3,563
            Nextel Communications, Inc.:
             Sr. Discount Notes:
    450,000    10.650% due 9/15/07.......................      466,875
     50,000    9.750% due 10/31/07.......................       52,000
     50,000    9.950% due 2/15/08........................       52,500
     60,000  Sr. Notes, 9.375% due 11/15/09..............       64,725
    450,000 Qwest Corp., Notes, 8.875% due 3/15/12 (d)...      505,125
    375,000 Qwest Services Corp., Notes, 14.000% due
             12/15/14 (d)................................      436,875
    375,000 SBA Communications Corp., Sr. Notes, 10.250%
             due 2/1/09..................................      346,875
            Sprint Capital Corp.:
    450,000  8.750% due 3/15/32..........................      540,567
    500,000  Notes, 8.375% due 3/15/12...................      599,810
                                                          ------------
                                                             5,328,394
                                                          ------------

Transportation -- 0.1%
    275,000 General Maritime Corp., Sr. Notes, 10.000%
             due 3/15/13 (d).............................      302,500
     50,000 Petro Stopping Centers L.P., Sr. Notes,
             10.500% due 2/1/07..........................       50,000
                                                          ------------
                                                               352,500
                                                          ------------

Utilities -- 1.3%
            Avon Energy Partners Holdings:
    300,000  Notes, 6.460% due 3/4/08 (d)................      258,750
    400,000  Sr. Notes, 7.050% due 12/11/07 (d)..........      345,000
    825,000 Calpine Canada Energy Finance ULC, 8.500%
             due 5/1/08..................................      647,625
     75,000 Calpine Corp., Sr. Notes, 7.875% due 4/1/08..       57,750

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Strategic Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                      Security                       Value
----------------------------------------------------------------------

Utilities -- 1.3% (continued)
$   500,000 Dominion Resources Inc., Notes, 4.125% due
             2/15/08..................................... $    523,981
    650,000 Edison Mission Energy, Sr. Notes, 9.875% due
             4/15/11.....................................      604,500
    275,000 Mirant Americas Generation, Inc., Sr. Notes,
             9.125% due 5/1/31...........................      159,500
    175,000 Mirant Corp., Sr. Notes, 7.400% due 7/15/04
             (d).........................................      131,250
    525,000 NiSource Finance Corp., 7.500% due 11/15/03..      534,886
                                                          ------------
                                                             3,263,242
                                                          ------------
            TOTAL CORPORATE BONDS (Cost -- $58,499,005)..   59,021,001
                                                          ------------
CONVERTIBLE BONDS -- 0.3%

Consumer Non-Cyclicals -- 0.0%
    200,000 Elan Finance Corp. Ltd., zero coupon due
             12/14/18....................................      111,000
                                                          ------------

Telecommunications -- 0.1%
    150,000 American Tower Corp., Notes, 5.000% due
             2/15/10.....................................      129,000
                                                          ------------

Technology -- 0.2%
    375,000 Comverse Technology Inc., Debentures, 1.500%
             due 12/1/05.................................      353,438
    250,000 Sanmina-SCI Corp., Sub. Debentures, zero
             coupon bond to yield 4.150% due 9/12/20.....      121,250
                                                          ------------
                                                               474,688
                                                          ------------
            TOTAL CONVERTIBLE BONDS (Cost -- $592,111)...      714,688
                                                          ------------

   Face
  Amount+
------------
SOVEREIGN BONDS -- 15.8%

Argentina -- 0.3%
  1,500,000 Republic of Argentina, DISC, due 3/31/23 (e).      862,500
                                                          ------------

Brazil -- 2.6%
            Federal Republic of Brazil:
    450,000  11.250% due 7/26/07.........................      473,625
    845,000  11.500% due 3/12/08.........................      889,362
    100,000  9.375% due 4/7/08...........................       98,750
  1,925,000  12.000% due 4/15/10 (b).....................    2,002,000
  1,400,000  12.250% due 3/6/30..........................    1,408,750
  2,315,000  DCB, Series L, 2.1875% due 4/15/12 (b)(g)...    1,752,166
                                                          ------------
                                                             6,624,653
                                                          ------------

Bulgaria -- 0.2%
    400,000 Republic of Bulgaria, 8.250% due 1/15/15.....      474,000
                                                          ------------

Colombia -- 0.4%
            Republic of Colombia:
    625,000  10.000% due 1/23/12.........................      704,688
    375,000  8.375% due 2/15/27..........................      359,062
                                                          ------------
                                                             1,063,750
                                                          ------------

Ecuador -- 0.5%
            Republic of Ecuador:
    200,000  12.000% due 11/15/12........................      163,000
  1,650,000  6.000% due 8/15/30 (b)(g)...................    1,014,750
                                                          ------------
                                                             1,177,750
                                                          ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Strategic Bond Fund
--------------------------------------------------------------------------------

     Face
    Amount+                        Security                        Value
--------------------------------------------------------------------------------

France -- 2.0%
  4,300,000/EUR/ French Treasury Note, 3.500% due 1/12/08 (b). $    5,064,055
                                                               --------------

Germany -- 3.9%
                 Germany:
  4,100,000/EUR/  Bundesobligation, 4.250% due 2/15/08 (b)....      4,973,785
  3,880,000/EUR/  Deutche Bundesrepublik, 4.750% due 7/4/08
                    (b).......................................      4,832,041
                                                               --------------
                                                                    9,805,826
                                                               --------------

Mexico -- 2.0%
                 United Mexican States:
    700,000       8.125% due 12/30/19.........................        804,125
  3,725,000       8.300% due 8/15/31 (b)......................      4,300,513
                                                               --------------
                                                                    5,104,638
                                                               --------------

Panama -- 0.5%
                 Republic of Panama:
    225,000       9.625% due 2/8/11...........................        263,813
    298,144       IRB, 5.000% due 7/17/14 (g).................        272,802
    859,073       PDI, 2.250% due 7/17/16 (g).................        704,439
                                                               --------------
                                                                    1,241,054
                                                               --------------

Peru -- 0.3%
                 Republic of Peru:
    175,000       9.875% due 2/6/15...........................        192,675
    800,000       FLIRB, 4.500% due 3/7/17 (g)................        630,000
                                                               --------------
                                                                      822,675
                                                               --------------

Philippines -- 0.5%
                 Republic of Philippines:
    825,000       8.375% due 3/12/09..........................        882,750
    350,000       9.000% due 2/15/13..........................        376,250
                                                               --------------
                                                                    1,259,000
                                                               --------------

Russia -- 1.8%
                 Russian Federation:
  2,630,000       8.250% due 3/31/10 (b)......................      3,047,513
  1,500,000       5.000% due 3/31/30..........................      1,455,938
                                                               --------------
                                                                    4,503,451
                                                               --------------

Supra National -- 0.4%
    775,000      Corporacion Andina de Fomento, 6.875% due
                  3/15/12.....................................        884,059
                                                               --------------

Turkey -- 0.4%
                 Republic of Turkey:
    965,000       11.500% due 1/23/12.........................      1,007,219
     40,000       11.000% due 1/14/13.........................         40,560
                                                               --------------
                                                                    1,047,779
                                                               --------------
                 TOTAL SOVEREIGN BONDS
                 (Cost -- $35,869,795)........................     39,935,190
                                                               --------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Strategic Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                      Security                       Value
----------------------------------------------------------------------
FOREIGN LOCAL GOVERNMENT BOND -- 0.4%

Italy -- 0.4%
$ 1,000,000 Italy, Region of Lombardy, 5.804% due
             10/25/32 (Cost -- $1,000,000)............... $  1,113,457
                                                          ------------
LOAN PARTICIPATIONS (g)(h) -- 0.4%

Algeria -- 0.1%
    268,333 The People's Democratic Republic of Algeria,
             Tranche 1, 2.1875% due 9/4/06 (J.P. Morgan
             Chase & Co.)................................      263,819
                                                          ------------
Morocco -- 0.3%
    743,626 Kingdom of Morocco, Tranche A, 2.1875% due
             1/2/09 (CS First Boston Corp., J.P. Morgan
             Chase & Co.)................................      713,881
                                                          ------------
            TOTAL LOAN PARTICIPATIONS (Cost -- $927,324).      977,700
                                                          ------------
ADJUSTABLE RATE MORTGAGE SECURITIES -- 0.4%
  1,000,000 Amortizing Residential Collateral Trust,
             Series 2002-BC6, Class M2, 2.235% due
             8/25/32 (Cost -- $956,863)..................      980,658
                                                          ------------
ASSET-BACKED SECURITIES -- 2.5%
    500,000 Asset Backed Securities Corp., Series
             2003-HE2, Class M2, 3.080% due 4/15/33 (g)..      500,311
            Bayview Financial Acquisition Trust,
             Class-M3:
    500,000  Series 2000-D, 2.235% due 11/25/30 (d)(g)...      497,500
  1,000,000  Series 2001-CA, 2.285% due 8/25/36 (d)(g)...      962,500
    750,000 CS First Boston Mortgage Securities Corp.,
             Series 2001-HE12, Class M2, 2.255% due
             9/25/31 (g).................................      744,884
    143,089 Delta Funding Nim Trust, Series 2000-1N,
             12.500% due 11/26/30 (d)....................      143,089
            First Consumers Master Trust, Class A:
    330,226  Series 1999-A, 5.800% due 12/15/05 (d)......      320,063
    345,404  Series 2001-A, 1.490% due 9/15/08 (g).......      329,582
    750,000 Merit Securities Corp., Series 11PA, Class
             B2, 2.61375% due 9/28/32 (d)(g).............      670,313
            Metris Master Trust:
    150,000  Series 2001-2, Class B, 2.18375% due
               11/20/09 (g)..............................      120,875
    300,000  Series 2001-3, Class B, 2.00375% due
               7/21/08 (g)...............................      278,355
    485,000  Series 2001-3, Class C, 2.80375% due
               7/21/08 (d)(g)............................      407,400
    500,000 Residential Asset Securities Corp., Series
             2002-KS2, Class MII2, 2.135% due 4/25/32 (g)      495,329
    275,532 Sail Net Interest Margin Notes, Series
             2003-3, Class A, 7.750% due 4/27/33 (d).....      274,154
  1,000,000 Varick Structured Asset Fund Ltd., Series
             1A, Class B1, 2.690% due 11/1/35 (g)........      460,000
                                                          ------------
            TOTAL ASSET-BACKED SECURITIES
            (Cost -- $6,344,909).........................    6,204,355
                                                          ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.2%
            Chase Commercial Mortgage Securities Corp.,
            Series 2000-FL1A:
    253,351  Class C, 2.04625% due 12/12/13 (d)(g).......      253,030
    379,076  Class D, 2.24625% due 12/12/13 (d)(g).......      378,719
    675,000 Commercial Mortgage Asset Trust, Series
             1999-C1, Class C, 7.350% due 1/17/32........      834,293
    903,839 Commercial Mortgage Pass-Through
             Certificate, Series 2001-J2A, Class A1,
             5.447% due 7/16/34 (d)......................      968,358

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Strategic Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                      Security                       Value
----------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.2% (continued)
$17,415,220 First Union National Bank Commercial
             Mortgage, Series 2000-C1, Class IO, 0.786%
             due 5/17/32 (g)............................. $    637,059
                                                          ------------
            TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
            (Cost -- $2,848,686).........................    3,071,459
                                                          ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.7%
            Fannie Mae:
     16,121  Series 1989-17, Class E, 10.400% due 4/25/19       18,161
        145  Series 2002-19, Class SN, 14.443% due
               4/25/09 (g)...............................          147
    350,492  Series G94-6, Class PK, 8.000% due 11/17/22
               -- Interest Only..........................        3,723
     31,522 Freddie Mac, Series 41, Class F, 10.000% due
             5/15/20.....................................       31,599
  1,000,000 G-Force CDO, Ltd., Series 2002-1A, Class
             BFL, 1.935% due 6/25/37 (d)(g)..............      991,880
  1,234,759 GE Capital Mortgage Services, Inc., Series
             1998-15, Class B1, 6.750% due 11/25/28......    1,244,001
    845,733 Green Tree Financial, Series 1997-6, Class
             A8, 7.070% due 1/15/29......................      877,039
    913,872 Mid-State Trust, Series 6, Class A1, 7.340%
             due 7/1/35..................................    1,007,120
                                                          ------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost -- $4,079,361).........................    4,173,670
                                                          ------------

  Shares
------------
COMMON STOCK (i) -- 0.2%
      2,433 Axiohm Transactions Solutions Inc............            0
      8,620 ContinentalAFA Dispensing Co. (f)............       47,410
      6,105 NTL Inc......................................      208,303
        600 NTL Inc., Restricted Shares (f)..............       20,239
        478 Pillowtex Corp...............................          105
      5,835 SpectraSite, Inc. (a)........................      290,875
                                                          ------------
            TOTAL COMMON STOCK
            (Cost -- $1,033,574).........................      566,932
                                                          ------------
ESCROW SHARES -- 0.0%
    375,000 Imperial Sugar Co. (f).......................            0
    375,000 Pillowtex Corp. (f)..........................            0
                                                          ------------
            TOTAL ESCROW SHARES
            (Cost -- $0).................................            0
                                                          ------------
PREFERRED STOCK -- 0.3%
            CSC Holdings Inc.:
      1,250  Series H, 11.750% due 10/1/07...............      128,750
      5,000  Series M, 11.125% due 4/1/08................      513,750
          7 NTL Europe, Inc., Series A, 10.000% due
             1/10/23 (f).................................           14

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Strategic Bond Fund
--------------------------------------------------------------------------------

  Shares                      Security                       Value
----------------------------------------------------------------------
PREFERRED STOCK -- 0.3% (continued)
            TCR Holding Corp. (f):
        841  Class B..................................... $          1
        462  Class C.....................................            0
      1,218  Class D.....................................            1
      2,521  Class E.....................................            3
     14,989 UnitedGlobalCom Inc., Series D, 7.000% (a)...       77,493
                                                          ------------
            TOTAL PREFERRED STOCK (Cost -- $899,170).....      720,012
                                                          ------------

 Warrants/
  Rights
------------
WARRANTS AND RIGHTS (i) -- 0.0%
        200 American Tower Corp., (Exercise price of
             $0.01 per share expiring on 8/1/08. Each
             warrant exercisable for 14.095 shares of
             common stock.)..............................       20,600
    803,905 ContiFinancial Corp., Units of Interest,
             (Represents interests in a trust in the
             liquidation of ContiFinancial Corp. and its
             affiliates.)................................       24,117
        200 Leap Wireless International Inc., (Exercise
             price of $96.80 per shares expiring on
             4/15/10. Each warrant exercisable for 5.146
             shares of common stock.) (f)................            0
        500 Mattress Discounters Co., (Exercise price of
             $0.01 per share expiring on 7/15/07. Each
             warrant exercisable for 4.850 shares of
             Class A common stock and 0.539 shares of
             Class L common stock.)......................          375
      2,521 Pillowtex Corp., (Exercise price of $28.99
             per share expiring on 11/24/09. Each
             warrant exercisable for 1 share of common
             stock.).....................................           76
        500 Republic Technologies International Inc.,
             (Exercise price of $0.01 per share expiring
             on 7/15/09. Each warrant exercisable for 1
             share of Class D common stock.).............            5
        250 Winsloew Furniture, Inc., (Exercise price of
             $0.01 per share expiring on 8/15/07. Each
             warrant exercisable for 0.2298 shares of              125
             common stock.).............................. ------------
            TOTAL WARRANTS AND RIGHTS
            (Cost -- $53,544)............................       45,298
                                                          ------------
            SUB-TOTAL INVESTMENTS (Cost -- $184,007,429).  192,040,366
                                                          ------------

   Face
  Amount
------------
SHORT-TERM INVESTMENTS -- 23.9%
COMMERCIAL PAPER -- 19.0%
$ 6,250,000 ABSC Capital Corp., yield 1.150% due 7/14/03
             (b)(d)......................................    6,247,405
  4,150,000 Daimlerchrysler NA Holdings, yield 1.360%
             due 7/14/03.................................    4,147,962
  6,250,000 Fairway Finance Corp., yield 1.120% due
             7/14/03 (b)(d)..............................    6,247,472
  4,150,000 Four Winds Funding Corp., yield 1.400% due
             7/14/03 (d).................................    4,147,902
  4,150,000 General Motors Acceptance Corp., yield
             1.370% due 7/14/03..........................    4,147,947
  6,250,000 Giro Balanced Funding Corp., yield 1.130%
             due 7/14/03 (b)(d)..........................    6,247,450
  6,250,000 Market Street Funding, yield 1.125% due
             7/14/03 (b)(d)..............................    6,247,461
  6,250,000 Tasman Funding Inc., yield 1.150% due
             7/14/03 (d).................................    6,247,404
  4,351,000 Thames Asset Global Security, yield 1.120%
             due 7/14/03 (d).............................    4,349,240
                                                          ------------
            TOTAL COMMERCIAL PAPER (Cost -- $48,030,243).   48,030,243
                                                          ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Strategic Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                      Security                       Value
----------------------------------------------------------------------
REPURCHASE AGREEMENT (b) -- 4.9%
$12,263,000 State Street Bank and Trust Co., 1.000% due
            7/1/03; Proceeds at maturity -- $12,263,341;
            (Fully collateralized by U.S.
             Treasury Bonds, 11.125% due 8/15/03; Market
             value -- $12,513,281) (Cost -- $12,263,000). $ 12,263,000
                                                          ------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost -- $60,293,243)........................   60,293,243
                                                          ------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $244,300,672*)...................... $252,333,609
                                                          ============

--------
(a) All or a portion of this security is on loan (See Note 5).
(b) Securities with an aggregate market value of $65,304,182 are segregated as collateral for to-be-announced securities and/or open futures contracts committments.
(c) Mortgage dollar roll (See Note 1).
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) Security is currently in default.
(f) Security is valued in accordance with fair valuation procedures.
(g) Interest rate shown reflects current rate on instrument with variable rate or step coupon rate.
(h) Participation interest was acquired through the financial institutions indicated parenthetically.
(i) Non-income producing security.
+  Face amount denominated in U.S. dollars unless otherwise indicated.
*  Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviations used in this schedule:
   DCB  -- Debt Conversion Bond
   DISC  -- Discount Bond
   EUR  -- Euro
   FLIRB -- Front-Loaded Interest Reduction Bond
   IRB  -- Interest Reduction Bond
   PDI  -- Past Due Interest
   TBA  -- To Be Announced

          Loaned Securities Collateral
          June 30, 2003 (unaudited)
Salomon Brothers Strategic Bond Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                          Value
---------------------------------------------------------------------------
$22,522,943 State Street Navigator Securities Lending Trust
             Prime Portfolio (Cost -- $22,522,943)............. $22,522,943
                                                                ===========

                      See Notes to Financial Statements.

          Statements of Assets and Liabilities
          June 30, 2003 (unaudited)

                                                                          Short/
                                                       High Yield    Intermediate U.S.   Strategic
                                                       Bond Fund      Government Fund    Bond Fund
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at cost............................... $1,523,433,209    $157,227,882    $184,007,429
 Short-term investments, at cost....................     16,585,000      51,992,000      60,293,243
 Loaned securities collateral, at cost (Note 5).....    135,756,901      18,000,603      22,522,943
                                                     ==============    ============    ============
 Investments, at value.............................. $1,547,069,883    $161,874,736    $192,040,366
 Short-term investments, at value...................     16,585,000      51,992,000      60,293,243
 Loaned securities collateral, at value (Note 5)....    135,756,901      18,000,603      22,522,943
 Foreign currency, at value+........................             --              --              79
 Cash...............................................             --             151          13,705
 Interest receivable................................     33,118,524       1,235,987       2,752,070
 Receivable for securities sold.....................      6,243,888              --         668,281
 Receivable for Fund shares sold....................      5,906,706       1,023,103         850,172
 Dividends receivable...............................        298,903              --          17,578
 Receivable from broker -- variation margin.........             --          55,922          39,047
 Receivable for open forward foreign currency
   contracts (Note 1)...............................             --              --         158,364
                                                     --------------    ------------    ------------
 Total Assets.......................................  1,744,979,805     234,182,502     279,355,848
                                                     --------------    ------------    ------------
LIABILITIES:
 Payable for loaned securities collateral (Note 5)..    135,756,901      18,000,603      22,522,943
 Payable for securities purchased...................     19,921,986      40,491,083      48,178,742
 Dividends payable..................................      9,169,045         299,548         791,436
 Payable for Fund shares purchased..................      3,236,408         374,853         447,527
 Management fees payable............................        916,058          36,592         128,170
 Distribution and service plan fees payable.........        558,625          90,892         131,457
 Bank overdraft.....................................         79,868              --              --
 Administration fees payable........................         61,071           7,106           8,545
 Accrued expenses...................................        323,210          47,915         109,869
                                                     --------------    ------------    ------------
 Total Liabilities..................................    170,023,172      59,348,592      72,318,689
                                                     --------------    ------------    ------------
Total Net Assets.................................... $1,574,956,633    $174,833,910    $207,037,159
                                                     ==============    ============    ============
NET ASSETS:
 Par value of capital shares........................ $      197,195    $     16,470    $     21,571
 Capital paid in excess of par value................  1,729,549,107     171,075,843     209,922,870
 Dividends in excess of net investment income.......     (3,438,065)       (347,207)       (490,777)
 Accumulated net realized loss from investment
   transactions
   and futures contracts............................   (174,988,278)       (399,712)    (10,531,320)
 Net unrealized appreciation of investments,
   futures contracts and foreign currencies.........     23,636,674       4,488,516       8,114,815
                                                     --------------    ------------    ------------
Total Net Assets.................................... $1,574,956,633    $174,833,910    $207,037,159
                                                     ==============    ============    ============
Shares Outstanding:
Class A.............................................    119,046,767       5,936,379       4,353,667
                                                     ==============    ============    ============
Class B.............................................     32,652,099       4,756,363      10,446,343
                                                     ==============    ============    ============
Class 2.............................................     34,252,861       5,545,668       6,716,046
                                                     ==============    ============    ============
Class O.............................................     10,880,991         231,370          54,961
                                                     ==============    ============    ============
Class Y.............................................        362,382              --              --
                                                     ==============    ============    ============
Net Asset Value:
Class A Shares
 Net asset value*...................................          $7.96          $10.57           $9.57
                                                     ==============    ============    ============
 Maximum offering price per share (based on maximum
   sales charge of 4.50%, 2.00% and 4.50%,
   respectively)....................................          $8.34          $10.79          $10.02
                                                     ==============    ============    ============
Class B Shares
 Net asset value and offering price per share*......          $8.01          $10.61           $9.58
                                                     ==============    ============    ============
Class 2 Shares
 Net asset value and offering price per share*......          $8.05          $10.68           $9.65
                                                     ==============    ============    ============
Class O Shares
 Net asset value, offering price and redemption
   price per share..................................          $7.96          $10.59           $9.52
                                                     ==============    ============    ============
Class Y Shares
 Net asset value, offering price and redemption
   price per share..................................          $7.95              --              --
                                                     ==============    ============    ============

--------
+Foreign currency at cost for the Strategic Bond Fund is $78.
*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                      See Notes to Financial Statements.

          Statements of Operations
          For the Six Months Ended June 30, 2003 (unaudited)


                                                                                     Short/
                                                                   High Yield   Intermediate U.S.  Strategic
                                                                   Bond Fund     Government Fund   Bond Fund
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest....................................................... $ 39,368,703     $2,548,980     $ 6,082,774
  Dividends......................................................      438,333             --          26,813
                                                                  ------------     ----------     -----------
  Total Investment Income........................................   39,807,036      2,548,980       6,109,587
                                                                  ------------     ----------     -----------
EXPENSES:
  Management fees (Note 2).......................................    3,280,537        477,095         718,898
  Distribution and service plan fees (Note 7)....................    2,360,177        500,724         745,471
  Shareholder servicing fees (Note 7)............................      502,146         96,464         100,743
  Administration fees (Note 2)...................................      218,702         39,758          47,927
  Audit and legal................................................      132,853         22,242          31,901
  Custody........................................................       76,378         16,563          32,638
  Registration fees..............................................       62,609         20,270          25,291
  Shareholder communications (Note 7)............................       56,365         12,846          37,089
  Directors' fees................................................        8,196          2,715           3,466
  Other..........................................................       19,899          4,887          10,511
                                                                  ------------     ----------     -----------
  Total Expenses.................................................    6,717,862      1,193,564       1,753,935
  Less: Management fee waiver (Note 2)...........................           --       (255,503)             --
                                                                  ------------     ----------     -----------
  Net Expenses...................................................    6,717,862        938,061       1,753,935
                                                                  ------------     ----------     -----------
Net Investment Income............................................   33,089,174      1,610,919       4,355,652
                                                                  ------------     ----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCIES (NOTES 1 AND 3):
  Realized Gain (Loss) From:
   Investment transactions.......................................   (1,116,952)       237,697       5,645,905
   Futures contracts.............................................           --        918,363         959,121
   Foreign currency transactions.................................           --             --          48,837
                                                                  ------------     ----------     -----------
  Net Realized Gain (Loss).......................................   (1,116,952)     1,156,060       6,653,863
                                                                  ------------     ----------     -----------
  Change in Net Unrealized Appreciation From:
   Investments...................................................   80,148,975        382,023       5,806,858
   Foreign currencies............................................           --             --         167,730
                                                                  ------------     ----------     -----------
  Increase in Net Unrealized Appreciation........................   80,148,975        382,023       5,974,588
                                                                  ------------     ----------     -----------
Net Gain on Investments, Futures Contracts and Foreign Currencies   79,032,023      1,538,083      12,628,451
                                                                  ------------     ----------     -----------
Increase in Net Assets From Operations........................... $112,121,197     $3,149,002     $16,984,103
                                                                  ============     ==========     ===========

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended June 30, 2003 (unaudited)


                                                                                       Short/
                                                                    High Yield    Intermediate U.S.   Strategic
                                                                    Bond Fund      Government Fund    Bond Fund
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.......................................... $   33,089,174    $   1,610,919   $  4,355,652
  Net realized gain (loss).......................................     (1,116,952)       1,156,060      6,653,863
  Increase in net unrealized appreciation........................     80,148,975          382,023      5,974,588
                                                                  --------------    -------------   ------------
  Increase in Net Assets From Operations.........................    112,121,197        3,149,002     16,984,103
                                                                  --------------    -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 8):
  Net investment income and other................................    (34,730,168)      (1,850,407)    (4,558,041)
                                                                  --------------    -------------   ------------
  Decrease in Net Assets From Distributions to Shareholders......    (34,730,168)      (1,850,407)    (4,558,041)
                                                                  --------------    -------------   ------------
FUND SHARE TRANSACTIONS (NOTE 10):
  Net proceeds from sale of shares...............................  1,225,909,510      171,065,497     56,753,118
  Net asset value of shares issued for reinvestment of dividends.     18,935,370        1,258,610      2,643,190
  Cost of shares reacquired......................................   (314,831,872)    (141,992,550)   (41,937,384)
                                                                  --------------    -------------   ------------
  Increase in Net Assets From Fund Share Transactions............    930,013,008       30,331,557     17,458,924
                                                                  --------------    -------------   ------------
Increase in Net Assets...........................................  1,007,404,037       31,630,152     29,884,986
NET ASSETS:
  Beginning of period............................................    567,552,596      143,203,758    177,152,173
                                                                  --------------    -------------   ------------
  End of period*................................................. $1,574,956,633    $ 174,833,910   $207,037,159
                                                                  ==============    =============   ============
* Includes dividends in excess of net investment income:.........    $(3,438,065)       $(347,207)     $(490,777)
                                                                  ==============    =============   ============

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Year Ended December 31, 2002


                                                                                               Short/
                                                                             High Yield   Intermediate U.S.   Strategic
                                                                             Bond Fund     Government Fund    Bond Fund
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income................................................... $  39,762,820    $   3,082,199   $  7,966,685
  Net realized gain (loss)................................................   (31,950,868)         212,087     (4,244,094)
  Change in net unrealized appreciation...................................    20,886,379        4,382,586      9,704,111
                                                                           -------------    -------------   ------------
  Increase in Net Assets From Operations..................................    28,698,331        7,676,872     13,426,702
                                                                           -------------    -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 8):
  Net investment income...................................................   (39,512,561)      (3,460,785)    (7,872,589)
  Net realized gains......................................................            --          (14,254)            --
  Capital.................................................................    (6,106,216)        (864,348)    (2,993,525)
                                                                           -------------    -------------   ------------
  Decrease in Net Assets From Distributions to Shareholders...............   (45,618,777)      (4,339,387)   (10,866,114)
                                                                           -------------    -------------   ------------
FUND SHARE TRANSACTIONS (NOTE 10):
  Net proceeds from sale of shares........................................   391,658,506      207,071,195     96,919,454
  Net asset value of shares issued in connection with the transfer of the
   Citi Short Term U.S. Government Income Fund's net assets (Note 9)......            --       12,202,990             --
  Net asset value of shares issued for reinvestment of dividends..........    20,877,140        2,749,535      4,977,225
  Cost of shares reacquired...............................................  (247,689,064)    (138,128,120)   (46,703,848)
                                                                           -------------    -------------   ------------
  Increase in Net Assets From Fund Share Transactions.....................   164,846,582       83,895,600     55,192,831
                                                                           -------------    -------------   ------------
Increase in Net Assets....................................................   147,926,136       87,233,085     57,753,419
NET ASSETS:
  Beginning of year.......................................................   419,626,460       55,970,673    119,398,754
                                                                           -------------    -------------   ------------
  End of year*............................................................ $ 567,552,596    $ 143,203,758   $177,152,173
                                                                           =============    =============   ============
* Includes overdistributed net investment income of:......................   $(1,797,071)       $(107,719)     $(337,225)
                                                                           =============    =============   ============

                      See Notes to Financial Statements.

          Statements of Cash Flows
          For the Six Months Ended June 30, 2003 (unaudited)


                                                                            Short/
                                                                       Intermediate U.S.   Strategic
                                                                        Government Fund    Bond Fund
------------------------------------------------------------------------------------------------------
CASH FLOWS PROVIDED (USED) BY OPERATING AND INVESTING ACTIVITIES:
  Interest and dividends received.....................................   $   2,307,269   $  5,813,261
  Operating expenses paid.............................................        (850,677)    (1,743,528)
  Net purchases of short-term investments.............................      (1,623,000)   (10,562,303)
  Purchases of long-term investments..................................     (46,558,714)   (77,473,628)
  Proceeds from disposition of long-term investments..................      17,373,458     70,032,815
  Proceeds from futures transactions..................................         848,472        893,355
  Realized gain on foreign currency transactions......................              --         48,837
  Net change in unrealized appreciation on future contracts...........        (417,896)      (588,551)
  Net change in unrealized appreciation on foreign currencies.........              --          9,366
                                                                         -------------   ------------
  Net Cash Flows Used By Operating and Investing Activities...........     (28,921,088)   (13,570,376)
                                                                         -------------   ------------
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
  Proceeds from sales of shares.......................................     171,061,994     57,629,709
  Proceeds from reinvestment of dividends.............................       1,258,610      2,643,190
  Cost of shares reacquired...........................................    (142,099,539)   (42,892,531)
  Cash dividends paid on Common Stock.................................      (1,658,578)    (4,102,864)
  Net receipt from dollar rolls transactions..........................         357,930        305,938
                                                                         -------------   ------------
  Net Cash Flows Provided By Financing Activities.....................      28,920,417     13,583,442
                                                                         -------------   ------------
Net Increase (Decrease) In Cash.......................................            (671)        13,066
Cash, Beginning of period.............................................             822            718
                                                                         -------------   ------------
Cash, End of period...................................................   $         151   $     13,784
                                                                         =============   ============
RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO NET
CASH FLOWS PROVIDED (USED) BY OPERATING AND INVESTING ACTIVITIES:
  Increase in Net Assets From Operations..............................   $   3,149,002   $ 16,984,103
                                                                         -------------   ------------
  Increase in investments, at value...................................     (31,792,777)   (38,998,251)
  Increase in interest and dividends receivable.......................        (241,711)      (296,326)
  Increase (decrease) in payable of securities purchased..............        (154,192)     9,935,531
  Decrease in variation margin payable................................         (69,891)       (65,766)
  Increase in accrued expenses........................................          87,384         10,407
  Accretion of discount on securities.................................         (10,393)      (553,982)
  Amortization of premium on investments..............................         111,490        240,553
  Increase in receivable from open forward foreign currency contracts.              --       (158,364)
  Increase in receivable for securities sold..........................              --       (668,281)
                                                                         -------------   ------------
  Total Adjustments...................................................     (32,070,090)   (30,554,479)
                                                                         -------------   ------------
  Net Cash Flows Used By Operating and Investing Activities...........   $ (28,921,088)  $(13,570,376)
                                                                         =============   ============

                      See Notes to Financial Statements.

          Notes to Financial Statements
          (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series ("Investment Series") consists of certain funds of the Salomon Brothers Series Funds Inc ("Series Fund"), the Salomon Brothers Investors Value Fund Inc, the Salomon Brothers Capital Fund Inc and the Salomon Funds Trust.

Salomon Brothers High Yield Bond Fund ("High Yield Bond Fund"), Salomon Brothers Short/Intermediate U.S. Government Fund ("Short/Intermediate U.S. Government Fund") and Salomon Brothers Strategic Bond Fund ("Strategic Bond Fund") are separate investment funds of the Series Fund, an open-end management investment company, incorporated in Maryland on April 17, 1990. The Series Fund consists of these funds and eight other separate investment funds: Salomon Brothers International Equity Fund, Salomon Brothers Small Cap Growth Fund, Salomon Brothers Large Cap Growth Fund, Salomon Brothers Balanced Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers Institutional Money Market Fund and Salomon Brothers All Cap Value Fund. The financial statements and financial highlights for the other eight funds are presented in separate shareholder reports.

The Investment Series operates under a multiple class pricing structure, with each fund of the Investment Series (individually a "Fund") offering Class A, Class B, Class 2, Class O shares and (for certain funds) Class Y shares, each with their own expense structure. Each Fund has a specific investment objective:

Fund:                                   Objective:
High Yield Bond Fund................... To maximize total return, consistent with the preservation of capital.
Short/Intermediate U.S. Government Fund To maximize total return, consistent with the preservation of capital.
Strategic Bond Fund.................... To maximize total return, consistent with the preservation of capital.

The following is a summary of significant accounting policies followed by the Investment Series in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

  (a) Investment Valuation.   Portfolio securities listed or traded on national
securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. Debt securities are valued by using either market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Publicly traded sovereign bonds are typically traded internationally on the over-the-counter market and are valued at the mean of the last current bid and asked price as of the close of business of that market. Short-term securities with less than 60 days remaining to maturity when acquired by a Fund are valued at amortized cost which approximates market value. If a Fund acquires such securities with more than 60 days remaining to maturity, they are valued at current market value until the 60th day prior to maturity, and are then valued on an amortized cost basis.

Securities for which reliable quotations or prices from pricing services are not readily available (as may be the case for securities of limited marketability) and all other assets are valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Directors.

          Notes to Financial Statements
          (unaudited) (continued)


  (b) Futures Contracts. The High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund may enter into futures contracts, which involves paying or receiving variation margin, which will be recorded as unrealized gain or loss until the contract is closed. When the contract is closed, a realized gain or loss is recognized. Outstanding contracts may involve elements of market risk in excess of amounts reported in the financial statements.

At June 30, 2003, the High Yield Bond Fund did not have any open futures contracts.

At June 30, 2003, the Short/Intermediate U.S. Government Fund had the following open futures contracts:

                             # of                                        Unrealized
Purchased Contracts        Contracts Expiration Basis Value Market Value    Loss
------------------------------------------------------------------------------------
U.S. Treasury 5 Year Note.     75       9/03    $ 8,686,387  $ 8,634,375  $ (52,012)
U.S. Treasury 10 Year Note     96       9/03     11,380,326   11,274,000   (106,326)
                              ---               -----------  -----------  ---------
   Total..................    171               $20,066,713  $19,908,375  $(158,338)
                              ===               ===========  ===========  =========

At June 30, 2003, the Strategic Bond Fund had the following open futures contracts:

                            # of                                        Unrealized
Purchased Contracts       Contracts Expiration Basis Value Market Value    Loss
-----------------------------------------------------------------------------------
U.S. Treasury 5 Year Note    147       9/03    $17,009,241  $16,923,375   $(85,866)
                             ===               ===========  ===========   ========

  (c) Option Contracts. When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option.

  (d) Mortgage Rolls. The Short/Intermediate U.S. Government Fund and Strategic Bond Fund may enter into mortgage "dollar rolls" in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred until disposition of the rolled security. The average monthly balance of dollar rolls outstanding during the six months ended June 30, 2003 was approximately $33,020,132, and $40,868,214 for the Short/Intermediate U.S. Government Fund and Strategic Bond Fund, respectively.

  (e) Repurchase Agreements. Each Fund purchases, and the custodian takes possession of, U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

  (f) Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements in which a Fund sells portfolio securities and agrees to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, the custodian delivers liquid assets in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and subsequently monitors the account to ensure that such equivalent value is maintained. A Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund.

          Notes to Financial Statements
          (unaudited) (continued)


  (g) Foreign Currency Translation. The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Strategic Bond Fund denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange each day. Purchases and sales of securities, accrued income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the unrealized gain or loss on investments.

  (h) Forward Foreign Currency Contracts. The High Yield Bond Fund and Strategic Bond Fund may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

At June 30, 2003, the High Yield Bond Fund did not have any open forward foreign currency contracts.

At June 30, 2003, the Strategic Bond Fund had open forward foreign currency contracts as described below. The unrealized gain on the contracts reflected in the accompanying financial statements were as follows:

             Foreign    Local      Market    Settlement Unrealized
             Currency  Currency    Value        Date       Gain
             -----------------------------------------------------
             To Sell:
             Euro.... 13,482,234 $15,496,636  7/24/03    $158,364
                                                         ========

  (i) Loan Participations. The High Yield Bond Fund and the Strategic Bond Fund may invest in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("lender"). In connection with purchasing participations, each Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and each Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, each Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, each Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

  (j) Federal Income Taxes. Each Fund has complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed substantially all of its income, including any net realized gains, to shareholders. Therefore, no Federal income tax or excise tax provision is required for such Funds.

  (k) Dividends and Distributions to Shareholders. Dividends on the shares of each of the Funds are declared each business day to shareholders of record that day, and are paid on the last business day of the month. Distributions of net realized gains to shareholders of each Fund, if any, are declared at least annually. Dividends and distributions to shareholders of each Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP due primarily to differences in the treatment of foreign currency gains/losses, deferral of wash sales, and post-October losses incurred by each Fund. Permanent book/tax differences are reclassified within the capital accounts based on their federal income tax basis treatment; temporary differences do not require reclassifications.

          Notes to Financial Statements
          (unaudited) (continued)


  (l) Class Accounting. Investment income, common expenses and gain (loss) on investments are allocated to the various classes of a Fund on the basis of daily net assets of each class. Distribution, shareholder servicing and communications fees relating to a specific class are charged directly to that class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  (m) Expenses. Direct expenses are charged to the Fund that incurred them, and general expenses of the Investment Series are allocated to the Funds based on each Fund's relative net assets.

  (n) Other. Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including the accretion of discounts or amortization of premiums, is recognized when earned. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis. Net investment income (other than distribution fees and other class specific expenses), unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of each class's net assets to the Fund's total net assets.

  (o) Cash Flow Information. Statement of Financial Accounting Standards Number 102 generally exempts entities such as the Funds from reporting a Statement of Cash Flows. However, the amount and nature of certain activities entered into by the Short/Intermediate U.S. Government Fund and Strategic Bond Fund may be considered financing arrangements, which may require the presentation of a Statement of Cash Flows. General investing and operating activities of the Funds are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts or amortizing premiums on debt obligations.

2. Management Fee and Other Agreements

Each Fund retains Salomon Brothers Asset Management Inc ("SBAM"), to act as investment manager of each Fund, subject to the supervision by the Board of Directors of each Fund. SBAM furnishes the Investment Series with office space and certain services and facilities required for conducting the business of the Investment Series and pays the compensation of its officers. The management fee for these services for each Fund is payable monthly and is based on the following annual percentages of each Fund's average daily net assets: 0.75% for the High Yield Bond Fund, 0.60% for the Short/Intermediate U.S. Government Fund and 0.75% for the Strategic Bond Fund. Citigroup Asset Management Limited (''CAM Limited"), an affiliate of SBAM, provides certain advisory services to SBAM for the benefit of the Strategic Bond Fund. CAM Limited is compensated by SBAM at no additional expense to the Strategic Bond Fund.

Effective January 24, 2003, the Funds entered into a new administration agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). As compensation for its services the Funds pay SBFM a fee calculated at an annual rate of 0.05% of each Fund's average daily net assets. This fee is calculated daily and paid monthly.

Prior to January 24, 2003, SBAM served as administrator to the Funds. As compensation for its services the Funds paid SBAM a fee calculated at an annual rate of 0.05% of each Fund's average daily net assets. This fee was calculated daily and paid monthly. SBAM had delegated its responsibilities as administrator to SBFM, pursuant to a Sub-Administration Agreement between SBAM and SBFM.

For the six months ended June 30, 2003, SBAM voluntarily waived management fees of $255,503 for the Short/Intermediate U.S. Government Fund.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended June 30, 2003, brokerage commissions of $5,555 and $527 were paid by the High Yield Bond Fund and the Strategic Bond Fund, respectively, to CGM.

There is a maximum initial sales charge for Class A shares of 4.50%, 2.00% and 4.50% for the High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund, respectively. There is a contingent deferred sales charge

          Notes to Financial Statements
          (unaudited) (continued)

("CDSC") of 5.00% on Class B shares of the Funds, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class 2 shares of the Funds also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment (except the Class 2 shares of the Short/Intermediate U.S. Government Fund, which are not subject to a deferred sales charge). In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with the current holdings of Class A shares, equal or exceed $1,000,000, $1,000,000 and $500,000 in the aggregate for the High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund, respectively.

For the six months ended June 30, 2003, sales charges received by CGM and contingent deferred sales charges ("CDSCs") paid to CGM were:

                                        Sales Charges          CDSCs
                                        ------------- ------------------------
                                           Class A    Class A Class B  Class 2
------------------------------------------------------------------------------
High Yield Bond Fund...................  $1,341,205   $ 9,182 $144,618 $5,484
Short/Intermediate U.S. Government Fund      44,955    89,802   60,661  3,998
Strategic Bond Fund....................     140,086     1,713   58,927  2,824

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                                Purchases       Sales
                                              -------------- ------------
      High Yield Bond Fund................... $1,256,512,016 $304,409,701
                                              ============== ============
      Short/Intermediate U.S. Government Fund $   41,480,228 $  9,275,765
                                              ============== ============
      Strategic Bond Fund
         U.S. Government Securities.......... $    1,007,969 $  5,363,386
         Other Investments...................     76,417,607   64,771,320
                                              -------------- ------------
                                              $   77,425,576 $ 70,134,706
                                              ============== ============

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                           Gross        Gross          Net
                                         Unrealized   Unrealized    Unrealized
                                        Appreciation Depreciation  Appreciation
                                        ------------ ------------  ------------
High Yield Bond Fund................... $80,102,270  $(56,465,596) $23,636,674
Short/Intermediate U.S. Government Fund   4,702,743       (55,889)   4,646,854
Strategic Bond Fund....................  13,299,320    (5,266,383)   8,032,937

4. Portfolio Investment Risks

Credit and Market Risk. Funds that invest in high yield and emerging market instruments are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds' investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

          Notes to Financial Statements
          (unaudited) (continued)


Financial Instruments with Off-Balance Sheet Risk. Certain Funds enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Funds that enter into mortgage dollar rolls are subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

Consistent with their objective to seek high current income, certain Funds may invest in instruments whose values and interest rates may be linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

5. Lending of Securities

The High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund may lend securities to brokers, dealers and other financial organizations. Each Fund has an agreement with its custodian whereby the custodian may lend securities owned by each Fund to brokers, dealers and other financial organizations. Fees earned by each Fund on securities lending are recorded as interest income. Loans of securities by each Fund are collateralized by cash or other liquid securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. Each Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2003, High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund loaned securities having a market value of $132,978,997, $17,632,349 and $22,117,809, respectively and received cash collateral amounting to $135,756,901, $18,000,603 and $22,522,943, respectively, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

For the six months ended June 30, 2003, income earned from securities lending by High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund was $84,144, $31,351 and $24,300, respectively.

          Notes to Financial Statements
          (unaudited) (continued)


6. Line of Credit

The High Yield Bond Fund and Strategic Bond Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $100 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2003, the commitment fee allocated to each Fund was $450. There have been no borrowings since the line of credit was established.

7. Class Specific Expenses

Pursuant to a Distribution and Service Plan, each Fund pays a service fee with respect to its Class A, B and 2 shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. Each Fund also pays a distribution fee with respect to Class B shares calculated at the annual rate of 0.75% of the average daily net assets of that class. The Funds pay a distribution fee with respect to Class 2 shares calculated at the annual rate of 0.50% of the average daily net assets of that class. For the six months ended June 30, 2003, total Distribution and Service Plan fees incurred, which are accrued daily and paid monthly, were as follows:


                                              Class A   Class B   Class 2
      --------------------------------------------------------------------
      High Yield Bond Fund................... $471,638 $1,139,443 $749,096
      Short/Intermediate U.S. Government Fund   73,666    246,236  180,822
      Strategic Bond Fund....................   45,813    480,165  219,493

For the six months ended June 30, 2003, total Shareholder Servicing fees were as follows:


                                        Class A  Class B  Class 2  Class O Class Y
----------------------------------------------------------------------------------
High Yield Bond Fund................... $188,929 $179,222 $133,341  $650     $4
Short/Intermediate U.S. Government Fund   33,844   35,195   26,560   865     --
Strategic Bond Fund....................   25,550   46,416   28,513   264     --

For the six months ended June 30, 2003, total Shareholder Communication expenses were as follows:


                                        Class A Class B Class 2 Class O Class Y
-------------------------------------------------------------------------------
High Yield Bond Fund................... $21,522 $15,439 $15,362 $3,958    $84
Short/Intermediate U.S. Government Fund   4,413   4,280   3,923    230     --
Strategic Bond Fund....................   5,207  19,836  11,901    145     --

8. Distributions Paid to Shareholders by Class

                                        Six Months Ended    Year Ended
                                         June 30, 2003   December 31, 2002
                                        ---------------- -----------------
     High Yield Bond Fund:
     Class A
       Net investment income and other.   $15,665,275       $11,216,928
       Capital.........................            --         1,733,555
                                          -----------       -----------
       Total...........................   $15,665,275       $12,950,483
                                          ===========       ===========
     Class B
       Net investment income and other.   $ 8,427,526       $16,759,091
       Capital.........................            --         2,589,646
                                          -----------       -----------
       Total...........................   $ 8,427,526       $19,348,737
                                          ===========       ===========

          Notes to Financial Statements
          (unaudited) (continued)

                                           Six Months Ended    Year Ended
                                            June 30, 2003   December 31, 2002
                                           ---------------- -----------------
  Class 2
    Net investment income and other.......    $7,644,152       $8,187,544
    Capital...............................            --        1,265,208
                                              ----------       ----------
    Total.................................    $7,644,152       $9,452,752
                                              ==========       ==========
  Class O
    Net investment income and other.......    $2,977,041       $3,348,998
    Capital...............................            --          517,807
                                              ----------       ----------
    Total.................................    $2,977,041       $3,866,805
                                              ==========       ==========
  Class Y*
    Net investment income and other.......    $   16,174               --
                                              ----------       ----------
    Total.................................    $   16,174               --
                                              ==========       ==========

  Short/Intermediate U.S. Government Fund:
  Class A
    Net investment income and other.......    $  799,787       $1,353,248
    Net realized gains....................            --            5,135
    Capital...............................            --          337,840
                                              ----------       ----------
    Total.................................    $  799,787       $1,696,223
                                              ==========       ==========
  Class B
    Net investment income and other.......    $  483,956       $1,026,029
    Net realized gains....................            --            4,673
    Capital...............................            --          256,340
                                              ----------       ----------
    Total.................................    $  483,956       $1,287,042
                                              ==========       ==========
  Class 2
    Net investment income and other.......    $  527,472       $1,005,503
    Net realized gains....................            --            4,169
    Capital...............................            --          251,154
                                              ----------       ----------
    Total.................................    $  527,472       $1,260,826
                                              ==========       ==========
  Class O
    Net investment income and other.......    $   39,192       $   76,005
    Net realized gains....................            --              277
    Capital...............................            --           19,014
                                              ----------       ----------
    Total.................................    $   39,192       $   95,296
                                              ==========       ==========

  Strategic Bond Fund:
  Class A
    Net investment income and other.......    $  963,507       $1,354,163
    Capital...............................            --          514,886
                                              ----------       ----------
    Total.................................    $  963,507       $1,869,049
                                              ==========       ==========
  Class B
    Net investment income and other.......    $2,182,353       $4,277,918
    Capital...............................            --        1,626,681
                                              ----------       ----------
    Total.................................    $2,182,353       $5,904,599
                                              ==========       ==========
  Class 2
    Net investment income and other.......    $1,398,683       $2,206,212
    Capital...............................            --          838,786
                                              ----------       ----------
    Total.................................    $1,398,683       $3,044,998
                                              ==========       ==========
  Class O
    Net investment income and other.......    $   13,498       $   34,296
    Capital...............................            --           13,172
                                              ----------       ----------
    Total.................................    $   13,498       $   47,468
                                              ==========       ==========

--------
*  For the period April 2, 2003 (inception date) to June 30, 2003.

          Notes to Financial Statements
          (unaudited) (continued)


9. Transfer of Net Assets

On January 18, 2002, the Short/Intermediate U.S. Government Fund ("Fund") acquired the assets and certain liabilities of the Citi Short Term U.S. Government Income Fund pursuant to a plan of reorganization approved by Citi Short Term U.S. Government Income Fund shareholders on January 11, 2002. Total shares issued by the Fund and the total net assets of the Citi Short Term U.S. Government Income Fund and the Fund on the date of transfer were as follows:

                                                    Total Net Assets of the
                                    Shares Issued       Citi Short Term       Total Net Assets
Acquired Fund                        by the Fund  U.S. Government Income Fund   of the Fund
----------------------------------------------------------------------------------------------
Citi Short Term U.S. Government
  Income Fund                         1,196,372           $12,202,990           $55,407,937

The total net assets of the Citi Short Term U.S. Government Income Fund before the acquisition included unrealized appreciation of $84,885. Total net assets of the Fund immediately after the transfer were $67,610,927. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

10. Capital Stock

At June 30, 2003, the Series Funds had 10,000,000,000 shares of authorized capital stock, par value $0.001 per share.

Transactions in Fund shares for the periods indicated were as follows:

                               Six Months Ended               Year Ended
                                 June 30, 2003             December 31, 2002
                          --------------------------  --------------------------
                             Shares        Amount        Shares        Amount
                          -----------  -------------  -----------  -------------
High Yield Bond Fund
Class A
 Shares sold............. 119,859,409  $ 939,222,417   31,170,862  $ 223,756,995
 Shares issued on
   reinvestment..........     949,529      7,313,875      908,863      6,565,891
 Shares reacquired....... (28,977,841)  (223,662,053) (18,527,552)  (133,816,990)
                          -----------  -------------  -----------  -------------
 Net Increase............  91,831,097  $ 722,874,239   13,552,173  $  96,505,896
                          ===========  =============  ===========  =============
Class B
 Shares sold.............  10,443,242  $  79,500,484    6,060,674  $  44,342,059
 Shares issued on
   reinvestment..........     546,901      4,203,264      841,967      6,134,224
 Shares reacquired.......  (5,065,394)   (38,765,075)  (8,533,984)   (61,343,523)
                          -----------  -------------  -----------  -------------
 Net Increase (Decrease).   5,924,749  $  44,938,673   (1,631,343) $ (10,867,240)
                          ===========  =============  ===========  =============
Class 2
 Shares sold.............  18,821,427  $ 144,586,572   10,684,781  $  78,394,935
 Shares issued on
   reinvestment..........     649,461      5,030,805      592,255      4,326,113
 Shares reacquired.......  (2,849,077)   (22,154,362)  (3,882,816)   (27,978,374)
                          -----------  -------------  -----------  -------------
 Net Increase............  16,621,811  $ 127,463,015    7,394,220  $  54,742,674
                          ===========  =============  ===========  =============
Class O
 Shares sold.............   7,856,252  $  59,650,955    6,248,176  $  45,164,517
 Shares issued on
   reinvestment..........     312,537      2,383,859      534,354      3,850,912
 Shares reacquired.......  (3,920,394)   (30,174,154)  (3,477,205)   (24,550,177)
                          -----------  -------------  -----------  -------------
 Net Increase............   4,248,395  $  31,860,660    3,305,325  $  24,465,252
                          ===========  =============  ===========  =============
Class Y*
 Shares sold.............     371,528  $   2,949,082           --             --
 Shares issued on
   reinvestment..........         453          3,567           --             --
 Shares reacquired.......      (9,599)       (76,228)          --             --
                          -----------  -------------  -----------  -------------
 Net Increase............     362,382  $   2,876,421           --             --
                          ===========  =============  ===========  =============

--------
*  For the period April 2, 2003 (inception date) to June 30, 2003.

          Notes to Financial Statements
          (unaudited) (continued)

                              Six Months Ended              Year Ended
                                June 30, 2003            December 31, 2002
                          ------------------------  --------------------------
                            Shares       Amount        Shares        Amount
                          ----------  ------------  -----------  -------------
Short/Intermediate U.S.
 Government Fund
Class A
 Shares sold............. 10,242,906  $107,728,457   12,654,236  $ 130,210,192
 Net asset value of
   shares issued in
   connection with the
   transfer of Citi
   Short Term U.S.
   Government Income
   Fund's net assets
   (Note 9)..............         --            --    1,196,372     12,202,990
 Shares issued on
   reinvestment..........     51,381       540,556      100,855      1,038,837
 Shares reacquired....... (9,333,472)  (98,107,197) (10,690,298)  (109,823,972)
                          ----------  ------------  -----------  -------------
 Net Increase............    960,815  $ 10,161,816    3,261,165  $  33,628,047
                          ==========  ============  ===========  =============
Class B
 Shares sold.............  1,243,719  $ 13,102,697    2,959,532  $  30,650,919
 Shares issued on
   reinvestment..........     30,445       321,533       71,681        738,965
 Shares reacquired.......   (899,600)   (9,495,763)    (814,428)    (8,435,121)
                          ----------  ------------  -----------  -------------
 Net Increase............    374,564  $  3,928,467    2,216,785  $  22,954,763
                          ==========  ============  ===========  =============
Class 2
 Shares sold.............  4,728,243  $ 50,220,585    4,243,405  $  44,272,722
 Shares issued on
   reinvestment..........     34,326       365,045       85,104        884,618
 Shares reacquired....... (3,184,586)  (33,861,226)  (1,878,614)   (19,669,734)
                          ----------  ------------  -----------  -------------
 Net Increase............  1,577,983  $ 16,724,404    2,449,895  $  25,487,606
                          ==========  ============  ===========  =============
Class O
 Shares sold.............      1,307  $     13,758      188,080  $   1,937,362
 Shares issued on
   reinvestment..........      2,987        31,476        8,420         87,115
 Shares reacquired.......    (50,204)     (528,364)     (19,183)      (199,293)
                          ----------  ------------  -----------  -------------
 Net Increase (Decrease).    (45,910) $   (483,130)     177,317  $   1,825,184
                          ==========  ============  ===========  =============

Strategic Bond Fund
Class A
 Shares sold.............  2,857,516  $ 26,403,841    3,296,798  $  29,239,576
 Shares issued on
   reinvestment..........     56,815       528,507      103,534        912,319
 Shares reacquired....... (1,834,822)  (17,064,016)  (2,328,595)   (20,675,705)
                          ----------  ------------  -----------  -------------
 Net Increase............  1,079,509  $  9,868,332    1,071,737  $   9,476,190
                          ==========  ============  ===========  =============
Class B
 Shares sold.............  1,476,793  $ 13,653,312    4,390,035  $  38,747,507
 Shares issued on
   reinvestment..........    129,011     1,200,682      262,983      2,320,658
 Shares reacquired....... (1,609,478)  (14,870,746)  (1,960,218)   (17,277,390)
                          ----------  ------------  -----------  -------------
 Net Increase (Decrease).     (3,674) $    (16,752)   2,692,800  $  23,790,775
                          ==========  ============  ===========  =============
Class 2
 Shares sold.............  1,778,068  $ 16,644,718    3,219,517  $  28,590,272
 Shares issued on
   reinvestment..........     97,080       910,202      195,112      1,733,803
 Shares reacquired....... (1,055,894)   (9,906,793)    (925,927)    (8,248,435)
                          ----------  ------------  -----------  -------------
 Net Increase............    819,254  $  7,648,127    2,488,702  $  22,075,640
                          ==========  ============  ===========  =============
Class O
 Shares sold.............      5,641  $     51,247       38,597  $     342,099
 Shares issued on
   reinvestment..........        411         3,799        1,184         10,445
 Shares reacquired.......    (10,667)      (95,829)     (56,987)      (502,318)
                          ----------  ------------  -----------  -------------
 Net Decrease............     (4,615) $    (40,783)     (17,206) $    (149,774)
                          ==========  ============  ===========  =============

          Notes to Financial Statements
          (unaudited) (continued)


11. Subsequent Event

Effective August 1, 2003, the Board of Directors of the Company elected William
R. Hutchinson a member of the Board of Directors. The Board of Directors has also appointed Mr. Hutchinson a member of the Company's Nominating Committee and chair of the Fund's Audit Committee.

          Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

High Yield Bond Fund
--------------------------------------------------------------------------------

                                                                             Class A Shares
                                                     ---------------------------------------------------------------
                                                       2003(1)     2002      2001       2000      1999       1998
                                                     --------    --------  --------  --------   --------  --------
Net Asset Value, Beginning of Period................    $7.23       $7.52     $8.10     $9.48      $9.89    $11.74
                                                     --------    --------  --------  --------   --------  --------
Income (Loss) From Operations:
 Net investment income..............................     0.29*       0.64*     0.80*     1.00*      1.01*     1.05
 Net realized and unrealized gain (loss)............     0.75       (0.19)    (0.47)    (1.32)     (0.36)    (1.84)
                                                     --------    --------  --------  --------   --------  --------
Total Income (Loss) From Operations.................     1.04        0.45      0.33     (0.32)      0.65     (0.79)
                                                     --------    --------  --------  --------   --------  --------
Less Distributions From:
 Net investment income and other....................    (0.31)      (0.64)    (0.79)    (1.00)     (1.06)    (1.06)
 Capital............................................       --       (0.10)    (0.12)    (0.06)        --        --
                                                     --------    --------  --------  --------   --------  --------
Total Distributions.................................    (0.31)      (0.74)    (0.91)    (1.06)     (1.06)    (1.06)
                                                     --------    --------  --------  --------   --------  --------
Net Asset Value, End of Period......................    $7.96       $7.23     $7.52     $8.10      $9.48     $9.89
                                                     ========    ========  ========  ========   ========  ========
Total Return (2)....................................     14.6%++      6.4%      4.2%     (3.6)%      7.0%     (7.1)%
Net Assets, End of Period (000s).................... $948,145    $196,733  $102,706  $100,065   $125,568  $145,730
Ratios to Average Net Assets:
 Expenses...........................................     1.24%+      1.31%     1.28%     1.24%      1.27%     1.24%
 Net investment income..............................     7.79+       8.86     10.14     11.32      10.46      9.58
Portfolio Turnover Rate.............................       36%        106%      131%       79%        65%       66%
Before applicable waiver of management fee,
 expenses absorbed by SBAM and credits earned on
 custodian cash balances, net investment income per
 share and expense ratios would have been:
 Net investment income..............................      N/A         N/A       N/A       N/A      $1.01*    $1.04
 Expense ratio......................................      N/A         N/A       N/A       N/A       1.29%     1.32%

High Yield Bond Fund
--------------------------------------------------------------------------------

                                                                             Class B Shares
                                                     ---------------------------------------------------------------
                                                       2003(1)     2002      2001       2000      1999       1998
                                                     --------    --------  --------  --------   --------  --------
Net Asset Value, Beginning of Period................    $7.27       $7.55     $8.13     $9.48      $9.87    $11.71
                                                     --------    --------  --------  --------   --------  --------
Income (Loss) From Operations:
 Net investment income..............................     0.27*       0.59*     0.75*     0.94*      0.94*     0.97
 Net realized and unrealized gain (loss)............     0.75       (0.18)    (0.49)    (1.32)     (0.36)    (1.84)
                                                     --------    --------  --------  --------   --------  --------
Total Income (Loss) From Operations.................     1.02        0.41      0.26     (0.38)      0.58     (0.87)
                                                     --------    --------  --------  --------   --------  --------
Less Distributions From:
 Net investment income and other....................    (0.28)      (0.60)    (0.73)    (0.91)     (0.97)    (0.97)
 Capital............................................       --       (0.09)    (0.11)    (0.06)        --        --
                                                     --------    --------  --------  --------   --------  --------
Total Distributions.................................    (0.28)      (0.69)    (0.84)    (0.97)     (0.97)    (0.97)
                                                     --------    --------  --------  --------   --------  --------
Net Asset Value, End of Period......................    $8.01       $7.27     $7.55     $8.13      $9.48     $9.87
                                                     ========    ========  ========  ========   ========  ========
Total Return (2)....................................     14.3%++     5.8 %      3.3%     (4.2)%      6.3%     (7.8)%
Net Assets, End of Period (000s).................... $261,579    $194,187  $214,204  $250,003   $311,832  $327,661
Ratios to Average Net Assets:
 Expenses...........................................     2.03%+      2.07%     2.03%     1.99%      2.02%     1.99%
 Net investment income..............................     7.18+       8.12      9.44     10.56       9.74      8.87
Portfolio Turnover Rate.............................       36%        106%      131%       79%        65%       66%
Before applicable waiver of management fee,
 expenses absorbed by SBAM and credits earned on
 custodian cash balances, net investment income per
 share and expense ratios would have been:
 Net investment income..............................      N/A         N/A       N/A       N/A      $0.94*    $0.96
 Expense ratio......................................      N/A         N/A       N/A       N/A       2.03%     2.07%

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
 * Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total for the year.
 +  Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

High Yield Bond Fund
--------------------------------------------------------------------------------

                                                                           Class 2 Shares
                                                     -----------------------------------------------------------
                                                       2003(1)     2002      2001     2000      1999    1998(2)
                                                     --------    --------  -------  -------   -------  -------
Net Asset Value, Beginning of Period................    $7.30       $7.59    $8.16    $9.50     $9.86   $11.70
                                                     --------    --------  -------  -------   -------  -------
Income (Loss) From Operations:
 Net investment income..............................     0.28*       0.61*    0.76*    0.96*     0.96*    0.97
 Net realized and unrealized gain (loss)............     0.77       (0.19)   (0.47)   (1.33)    (0.35)   (1.84)
                                                     --------    --------  -------  -------   -------  -------
Total Income (Loss) From Operations.................     1.05        0.42     0.29    (0.37)     0.61    (0.87)
                                                     --------    --------  -------  -------   -------  -------
Less Distributions From:
 Net investment income and other....................    (0.30)      (0.61)   (0.75)   (0.91)    (0.97)   (0.97)
 Capital............................................       --       (0.10)   (0.11)   (0.06)       --       --
                                                     --------    --------  -------  -------   -------  -------
Total Distributions.................................    (0.30)      (0.71)   (0.86)   (0.97)    (0.97)   (0.97)
                                                     --------    --------  -------  -------   -------  -------
Net Asset Value, End of Period......................    $8.05       $7.30    $7.59    $8.16     $9.50    $9.86
                                                     ========    ========  =======  =======   =======  =======
Total Return (3)....................................     14.6%++      5.9%     3.6%    (4.1)%     6.6%    (7.8)%
Net Assets, End of Period (000s).................... $275,751    $128,759  $77,726  $67,938   $84,527  $86,596
Ratios to Average Net Assets:
 Expenses...........................................     1.76%+      1.80%    1.77%    1.74%     1.79%    1.99%
 Net investment income..............................     7.32+       8.36     9.64    10.82      9.95     8.89
Portfolio Turnover Rate.............................       36%        106%     131%      79%       65%      66%
Before applicable waiver of management fee,
 expenses absorbed by SBAM and credits earned on
 custodian cash balances, net investment income per
 share and expense ratios would have been:
 Net investment income per share....................      N/A         N/A      N/A      N/A     $0.96*   $0.96
 Expense ratio......................................      N/A         N/A      N/A      N/A      1.81%    2.07%

High Yield Bond Fund
--------------------------------------------------------------------------------

                                                                          Class O Shares
                                                     --------------------------------------------------------
                                                      2003(1)     2002     2001     2000      1999     1998
                                                     -------    -------  -------  -------   -------  ------
Net Asset Value, Beginning of Period................   $7.22      $7.51    $8.10    $9.48     $9.89  $11.75
                                                     -------    -------  -------  -------   -------  ------
Income (Loss) From Operations:
 Net investment income..............................    0.32*      0.67*    0.84*    1.03*     1.04*   1.09
 Net realized and unrealized gain (loss)............    0.74      (0.19)   (0.49)   (1.32)    (0.36)  (1.86)
                                                     -------    -------  -------  -------   -------  ------
Total Income (Loss) From Operations.................    1.06       0.48     0.35    (0.29)     0.68   (0.77)
                                                     -------    -------  -------  -------   -------  ------
Less Distributions From:
 Net investment income and other....................   (0.32)     (0.67)   (0.82)   (1.02)    (1.09)  (1.09)
 Capital............................................      --      (0.10)   (0.12)   (0.07)       --      --
                                                     -------    -------  -------  -------   -------  ------
Total Distributions.................................   (0.32)     (0.77)   (0.94)   (1.09)    (1.09)  (1.09)
                                                     -------    -------  -------  -------   -------  ------
Net Asset Value, End of Period......................   $7.96      $7.22    $7.51    $8.10     $9.48   $9.89
                                                     =======    =======  =======  =======   =======  ======
Total Return (3)....................................    15.0%++     6.9%     4.5%    (3.3)%     7.3%   (6.9)%
Net Assets, End of Period (000s).................... $86,599    $47,874  $24,990  $13,027   $13,537  $8,936
Ratios to Average Net Assets:
 Expenses...........................................    0.88%+     0.92%    0.87%    0.99%     1.02%   1.01%
 Net investment income..............................    8.31+      9.31    10.54    11.56     10.76   10.85
Portfolio Turnover Rate.............................      36%       106%     131%      79%       65%     66%
Before applicable waiver of management fee,
 expenses absorbed by SBAM and credits earned on
 custodian cash balances, net investment income per
 share and expense ratios would have been:
 Net investment income..............................     N/A        N/A      N/A      N/A     $1.04*  $1.08
 Expense ratio......................................     N/A        N/A      N/A      N/A      1.03%   1.09%

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) On September 14, 1998, Class C shares were renamed Class 2 shares.
(3) Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
 * Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may be representative of the total return for the year.
 +  Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout the period ended June 30:

High Yield Bond Fund
--------------------------------------------------------------------------------

                                                     Class Y Shares
                                                     --------------
                                                        2003(1)
                                                     --------------
Net Asset Value, Beginning of Period................      $7.58
                                                         ------
Income From Operations:
 Net investment income..............................       0.09*
 Net realized and unrealized gain...................       0.43
                                                         ------
Total Income From Operations........................       0.52
                                                         ------
Less Distributions From:
 Net investment income and other....................      (0.15)
                                                         ------
Total Distributions.................................      (0.15)
                                                         ------
Net Asset Value, End of Period......................      $7.95
                                                         ======
Total Return (2)++..................................        6.9%
Net Assets, End of Period (000s)....................     $2,883
Ratios to Average Net Assets+:
 Expenses...........................................       0.86%
 Net investment income..............................       6.93
Portfolio Turnover Rate.............................         36%

--------
(1) For the period April 2, 2003 (inception date) to June 30, 2003 (unaudited).
(2) Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
 * Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Short/Intermediate U.S. Government Fund
--------------------------------------------------------------------------------

                                                                         Class A Shares
                                                     ------------------------------------------------------
                                                      2003(1)      2002      2001    2000    1999    1998
                                                     -------    -------    -------  ------  ------  ------
Net Asset Value, Beginning of Period................  $10.48     $10.14      $9.91   $9.84  $10.28  $10.20
                                                     -------    -------    -------  ------  ------  ------
Income (Loss) From Operations:
 Net investment income..............................    0.13*      0.36*      0.51*   0.69*   0.54*   0.55
 Net realized and unrealized gain (loss)............    0.10       0.49       0.37    0.06   (0.39)   0.21
                                                     -------    -------    -------  ------  ------  ------
Total Income From Operations........................    0.23       0.85       0.88    0.75    0.15    0.76
                                                     -------    -------    -------  ------  ------  ------
Less Distributions From:
 Net investment income and other....................   (0.14)     (0.41)     (0.56)  (0.68)  (0.59)  (0.57)
 In excess of net investment income.................      --         --         --      --      --   (0.11)
 Net realized gains.................................      --      (0.00)**   (0.09)     --      --      --
 Capital............................................      --      (0.09)        --      --      --      --
                                                     -------    -------    -------  ------  ------  ------
Total Distributions.................................   (0.14)     (0.51)     (0.65)  (0.68)  (0.59)  (0.68)
                                                     -------    -------    -------  ------  ------  ------
Net Asset Value, End of Period......................  $10.57     $10.48     $10.14   $9.91   $9.84  $10.28
                                                     =======    =======    =======  ======  ======  ======
Total Return (2)....................................     2.2%++     8.6%       9.1%    7.9%    1.5%    7.6%
Net Assets, End of Period (000s).................... $62,731    $52,165    $17,378  $7,773  $5,771  $6,744
Ratios to Average Net Assets:
 Total expenses, including interest expense.........    0.80%+     0.80%      1.07%   0.96%     --      --
 Total expenses, excluding interest expense
   (operating expenses) (3).........................    0.80+      0.80       0.85    0.84    0.85%   0.85%
 Net investment income..............................    2.43+      3.43       5.28    6.99    5.34    4.98
Portfolio Turnover Rate.............................       6%        14%       176%     51%     96%    173%
Before applicable waiver of management fee,
 expenses absorbed by SBAM and credits earned on
 custodian cash balances, net investment
 income per share and expense ratios would have
 been:
 Net investment income..............................   $0.11*     $0.31*     $0.45*  $0.62*  $0.45*  $0.47
 Expense ratio, including interest expense..........    1.11%+     1.30%      1.69%     --      --      --
 Expense ratio, excluding interest expense
   (operating expenses).............................    1.11+      1.30       1.47    1.60%   1.67%   1.63%

Short/Intermediate U.S. Government Fund
--------------------------------------------------------------------------------

                                                                          Class B Shares
                                                     ---------------------------------------------------------
                                                      2003(1)      2002      2001     2000     1999     1998
                                                     -------    -------    -------  -------  -------  -------
Net Asset Value, Beginning of Period................  $10.52     $10.18      $9.95    $9.85   $10.29   $10.20
                                                     -------    -------    -------  -------  -------  -------
Income (Loss) From Operations:
 Net investment income..............................    0.09*      0.28*      0.49*    0.62*    0.49*    0.48
 Net realized and unrealized gain (loss)............    0.10       0.49       0.32     0.07    (0.42)    0.21
                                                     -------    -------    -------  -------  -------  -------
Total Income From Operations........................    0.19       0.77       0.81     0.69     0.07     0.69
                                                     -------    -------    -------  -------  -------  -------
Less Distributions From:
 Net investment income and other....................   (0.10)     (0.34)     (0.49)   (0.59)   (0.51)   (0.49)
 In excess of net investment income.................      --         --         --       --       --    (0.11)
 Net realized gains.................................      --      (0.00)**   (0.09)      --       --       --
 Capital............................................      --      (0.09)        --       --       --       --
                                                     -------    -------    -------  -------  -------  -------
Total Distributions.................................   (0.10)     (0.43)     (0.58)   (0.59)   (0.51)   (0.60)
                                                     -------    -------    -------  -------  -------  -------
Net Asset Value, End of Period......................  $10.61     $10.52     $10.18    $9.95    $9.85   $10.29
                                                     =======    =======    =======  =======  =======  =======
Total Return (2)....................................     1.8%++     7.8%       8.3%     7.2%     0.7%     6.9%
Net Assets, End of Period (000s).................... $50,445    $46,100    $22,031  $14,832  $16,109  $15,315
Ratios to Average Net Assets:
 Total expenses, including interest expense.........    1.55%+     1.56%      1.86%    1.73%      --       --
 Total expenses, excluding interest expense
   (operating expenses) (4).........................    1.55+      1.55       1.60     1.60     1.60%    1.60%
 Net investment income..............................    1.67+      2.71       4.91     6.34     4.85     4.20
Portfolio Turnover Rate.............................       6%        14%       176%      51%      96%     173%
Before applicable waiver of management fee,
 expenses absorbed by SBAM and credits earned on
 custodian cash balances, net investment income per
 share and expense ratios would have been:
 Net investment income..............................   $0.07*     $0.23*     $0.45*   $0.55*   $0.40*   $0.39
 Expense ratio, including interest expense..........    1.90%+     2.04%      2.31%      --       --       --
 Expense ratio, excluding interest expense
   (operating expenses).............................    1.90+      2.04       2.06     2.37%    2.42%    2.39%

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(3) As a result of voluntary expense limitation, expense ratios, excluding interest expense, will not exceed 0.80%.
(4) As a result of voluntary expense limitation, expense ratios, excluding interest expense, will not exceed 1.55%.
 *  Per share amounts have been calculated using the monthly average shares method.
**  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Short/Intermediate U.S. Government Fund
--------------------------------------------------------------------------------

                                                                         Class 2 Shares
                                                     ------------------------------------------------------
                                                      2003(1)      2002      2001    2000    1999   1998(2)
                                                     -------    -------    -------  ------  ------  -------
Net Asset Value, Beginning of Period................  $10.59     $10.24      $9.98   $9.86  $10.28  $10.19
                                                     -------    -------    -------  ------  ------  ------
Income (Loss) From Operations:
 Net investment income..............................    0.10*      0.31*      0.48*   0.65*   0.49*   0.48
 Net realized and unrealized gain (loss)............    0.11       0.50       0.37    0.06   (0.40)   0.21
                                                     -------    -------    -------  ------  ------  ------
Total Income From Operations........................    0.21       0.81       0.85    0.71    0.09    0.69

                                                     -------    -------    -------  ------  ------  ------
Less Distributions From:
 Net investment income and other....................   (0.12)     (0.37)     (0.50)  (0.59)  (0.51)  (0.49)
 In excess of net investment income.................      --         --         --      --      --   (0.11)
 Net realized gains.................................      --      (0.00)**   (0.09)     --      --      --
 Capital............................................      --      (0.09)        --      --      --      --
                                                     -------    -------    -------  ------  ------  ------
Total Distributions.................................   (0.12)     (0.46)     (0.59)  (0.59)  (0.51)  (0.60)
                                                     -------    -------    -------  ------  ------  ------
Net Asset Value, End of Period......................  $10.68     $10.59     $10.24   $9.98   $9.86  $10.28
                                                     =======    =======    =======  ======  ======  ======
Total Return (3)....................................     2.0%++     8.1%       8.7%    7.4%    0.9%    6.9%
Net Assets, End of Period (000s).................... $59,207+   $42,025    $15,546  $4,193  $5,351  $4,715
Ratios to Average Net Assets:.......................
 Total expenses, including interest expense.........    1.30%+     1.31%      1.55%   1.48%     --      --
 Total expenses, excluding interest expense
   (operating expenses) (4).........................    1.30+      1.30       1.35    1.35    1.37%   1.60%
 Net investment income..............................    1.85+      2.98       4.67    6.61    4.91    4.25
Portfolio Turnover Rate.............................       6%        14%       176%     51%     96%    173%
Before applicable waiver of management fee,
 expenses absorbed by SBAM and credits earned on
 custodian cash balances, net investment income per
 share and expense ratios would have been:
 Net investment income..............................   $0.08*     $0.27*     $0.43*  $0.58*  $0.40*  $0.39
 Expense ratio, including interest expense..........    1.61%+     1.74%      2.00%     --      --      --
 Expense ratio, excluding interest expense
   (operating expenses).............................    1.61+      1.74       1.80    2.12%   2.20%   2.39%

Short/Intermediate U.S. Government Fund
--------------------------------------------------------------------------------

                                                                       Class O Shares
                                                     ---------------------------------------------------
                                                      2003(1)    2002     2001    2000    1999    1998
                                                     -------   ------    ------  ------  ------  ------
Net Asset Value, Beginning of Period................ $10.51    $10.16     $9.94   $9.85  $10.29  $10.19
                                                     ------    ------    ------  ------  ------  ------
Income (Loss) From Operations:
 Net investment income..............................   0.14*     0.38*     0.57*   0.72*   0.57*   0.57*
 Net realized and unrealized gain (loss)............   0.10      0.51      0.33    0.08   (0.40)   0.23
                                                     ------    ------    ------  ------  ------  ------
Total Income From Operations........................   0.24      0.89      0.90    0.80    0.17    0.80
                                                     ------    ------    ------  ------  ------  ------
Less Distributions From:
 Net investment income and other....................  (0.16)    (0.43)    (0.59)  (0.71)  (0.61)  (0.59)
 In excess of net investment income.................     --        --        --      --      --   (0.11)
 Net realized gains.................................     --     (0.00)**  (0.09)     --      --      --
 Capital............................................     --     (0.11)       --      --      --      --
                                                     ------    ------    ------  ------  ------  ------
Total Distributions.................................  (0.16)    (0.54)    (0.68)  (0.71)  (0.61)  (0.70)
                                                     ------    ------    ------  ------  ------  ------
Net Asset Value, End of Period...................... $10.59    $10.51    $10.16   $9.94   $9.85  $10.29
                                                     ======    ======    ======  ======  ======  ======
Total Return (3)....................................    2.3%++    9.0%      9.3%    8.5%    1.8%    8.1%
Net Assets, End of Period (000s).................... $2,451    $2,914    $1,016    $445  $3,294  $3,330
Ratios to Average Net Assets:
 Total expenses, including interest expense.........   0.55%+    0.56%     0.84%   0.72%     --      --
 Total expenses, excluding interest expense
   (operating expenses) (5).........................   0.55+     0.55      0.60    0.60    0.60%   0.60%
 Net investment income..............................   2.69+     3.68      5.71    7.37    5.65    5.52
Portfolio Turnover Rate.............................      6%       14%      176%     51%     96%    173%
Before applicable waiver of management fee,
 expenses absorbed by SBAM and credits earned on
 custodian cash balances, net investment income per
 share and expense ratios would have been:
 Net investment income..............................  $0.13*    $0.34*    $0.52*  $0.65*  $0.48*  $0.44*
 Expense ratio, including interest expense..........   0.82%+    0.96%     1.30%     --      --      --
 Expense ratio, excluding interest expense
   (operating expenses).............................   0.82+     0.96      1.06    1.36%   1.42%   1.38%

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) On September 14, 1998, Class C shares were renamed Class 2 shares.
(3) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4) As a result of voluntary expense limitation, expense ratios, excluding interest expense, will not exceed 1.30%.
(5) As a result of voluntary expense limitation, expense ratios, excluding interest expense, will not exceed 0.55%.
*   Per share amounts have been calculated using the monthly average shares method.
**  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Strategic Bond Fund
--------------------------------------------------------------------------------

                                                                          Class A Shares
                                                     ---------------------------------------------------------
                                                      2003(1)     2002     2001      2000      1999     1998
                                                     -------    -------  -------  -------    -------  -------
Net Asset Value, Beginning of Period................   $8.97      $8.85    $9.13    $9.81     $10.19   $10.94
                                                     -------    -------  -------  -------    -------  -------
Income (Loss) From Operations:
 Net investment income..............................    0.24*      0.53*    0.76*    0.91*      0.88*    0.76
 Net realized and unrealized gain (loss)............    0.60       0.31    (0.21)   (0.74)     (0.41)   (0.65)
                                                     -------    -------  -------  -------    -------  -------
Total Income From Operations........................    0.84       0.84     0.55     0.17       0.47     0.11
                                                     -------    -------  -------  -------    -------  -------
Less Distributions From:
 Net investment income and other....................   (0.24)     (0.52)   (0.76)   (0.85)     (0.85)   (0.85)
 Net realized gains.................................      --         --       --       --         --    (0.01)
 Capital............................................      --      (0.20)   (0.07)   (0.00)**      --       --
                                                     -------    -------  -------  -------    -------  -------
Total Distributions.................................   (0.24)     (0.72)   (0.83)   (0.85)     (0.85)   (0.86)
                                                     -------    -------  -------  -------    -------  -------
Net Asset Value, End of Period......................   $9.57      $8.97    $8.85    $9.13      $9.81   $10.19
                                                     =======    =======  =======  =======    =======  =======
Total Return (2)....................................     9.5%++     9.9%     6.2%     1.8%       5.0%     1.1%
Net Assets, End of Period (000s).................... $41,656    $29,385  $19,501  $15,871    $18,571  $21,995
Ratios to Average Net Assets:
 Total expenses, including interest expense.........      --         --     1.40%      --         --       --
 Total expenses, excluding interest expense
   (operating expenses).............................    1.33%+     1.44%    1.38     1.24%      1.24%    1.24%
 Net investment income..............................    5.04+      6.03     8.42     9.61       8.94     7.11
Portfolio Turnover Rate.............................      38%        63%      73%      84%       114%     109%
Before applicable waiver of management fee,
 expenses absorbed by SBAM and credits earned on
 custodian cash balances, net investment income per
 share and expense ratios would have been:
 Net investment income..............................     N/A        N/A    $0.75*   $0.90*     $0.86*   $0.74
 Expense ratio, including interest expense..........     N/A        N/A     1.52%      --         --       --
 Expense ratio, excluding interest expense
   (operating expenses).............................     N/A        N/A     1.49     1.39%      1.44%    3.79%

Strategic Bond Fund
--------------------------------------------------------------------------------

                                                                           Class B Shares
                                                     ----------------------------------------------------------
                                                       2003(1)     2002     2001      2000      1999     1998
                                                     --------    -------  -------  -------    -------  -------
Net Asset Value, Beginning of Period................    $8.98      $8.87    $9.14    $9.81     $10.18   $10.93
                                                     --------    -------  -------  -------    -------  -------
Income (Loss) From Operations:
 Net investment income..............................     0.20*      0.47*    0.71*    0.84*      0.81*    0.69
 Net realized and unrealized gain (loss)............     0.61       0.30    (0.21)   (0.74)     (0.41)   (0.66)
                                                     --------    -------  -------  -------    -------  -------
Total Income From Operations........................     0.81       0.77     0.50     0.10       0.40     0.03
                                                     --------    -------  -------  -------    -------  -------
Less Distributions From:
 Net investment income and other....................    (0.21)     (0.48)   (0.71)   (0.77)     (0.77)   (0.77)
 Net realized gains.................................       --         --       --       --         --    (0.01)
 Capital............................................       --      (0.18)   (0.06)   (0.00)**      --       --
                                                     --------    -------  -------  -------    -------  -------
Total Distributions.................................    (0.21)     (0.66)   (0.77)   (0.77)     (0.77)   (0.78)
                                                     --------    -------  -------  -------    -------  -------
Net Asset Value, End of Period......................    $9.58      $8.98    $8.87    $9.14      $9.81   $10.18
                                                     ========    =======  =======  =======    =======  =======
Total Return (2)....................................      9.1%++     9.1%     5.6%     1.0%       4.2%     0.3%
Net Assets, End of Period (000s).................... $100,061    $93,877  $68,781  $65,645    $69,289  $67,928
Ratios to Average Net Assets:
 Total expenses, including interest expense.........       --         --     2.06%      --         --       --
 Total expenses, excluding interest expense
   (operating expenses).............................     2.05%+     2.10%    2.03     1.99%      1.99%    1.99%
 Net investment income..............................     4.34+      5.36     7.79     8.84       8.20     6.37
Portfolio Turnover Rate.............................       38%        63%      73%      84%       114%     109%
Before applicable waiver of management fee,
 expenses absorbed by SBAM and credits earned on
 custodian cash balances, net investment income per
 share and expense ratios would have been:
 Net investment income..............................      N/A        N/A    $0.71*   $0.83*     $0.79*   $0.67
 Expense ratio, including interest expense..........      N/A        N/A     2.09%      --         --       --
 Expense ratio, excluding interest expense
   (operating expenses).............................      N/A        N/A     2.06     2.13%      2.19%    2.18%

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
 * Per share amounts have been calculated using the monthly average shares method.
**  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Strategic Bond Fund
--------------------------------------------------------------------------------

                                                                          Class 2 Shares
                                                     ---------------------------------------------------------
                                                      2003(1)     2002     2001      2000      1999   1998(2)
                                                     -------    -------  -------  -------    -------  -------
Net Asset Value, Beginning of Period................   $9.05      $8.93    $9.19    $9.84     $10.18   $10.94
                                                     -------    -------  -------  -------    -------  -------
Income (Loss) From Operations:
 Net investment income..............................    0.21*      0.49*    0.73*    0.87*      0.83*    0.69
 Net realized and unrealized gain (loss)............    0.61       0.32    (0.20)   (0.75)     (0.40)   (0.67)
                                                     -------    -------  -------  -------    -------  -------
Total Income From Operations........................    0.82       0.81     0.53     0.12       0.43     0.02
                                                     -------    -------  -------  -------    -------  -------
Less Distributions From:
 Net investment income and other....................   (0.22)     (0.50)   (0.73)   (0.77)     (0.77)   (0.77)
 Net realized gains.................................      --         --       --       --         --    (0.01)
 Capital............................................      --      (0.19)   (0.06)   (0.00)**      --       --
                                                     -------    -------  -------  -------    -------  -------
Total Distributions.................................   (0.22)     (0.69)   (0.79)   (0.77)     (0.77)   (0.78)
                                                     -------    -------  -------  -------    -------  -------
Net Asset Value, End of Period......................   $9.65      $9.05    $8.93    $9.19      $9.84   $10.18
                                                     =======    =======  =======  =======    =======  =======
Total Return (3)....................................     9.2%++     9.5%     5.9%     1.2%       4.5%     0.2%
Net Assets, End of Period (000s).................... $64,797    $53,358  $30,438  $20,152    $22,857  $27,327
Ratios to Average Net Assets:
 Total expenses, including interest expense.........      --         --     1.79%      --         --       --
 Total expenses, excluding interest expense
   (operating expenses).............................    1.80%+     1.87%    1.77     1.74%      1.76%    1.99%
 Net investment income..............................    4.56+      5.48     7.97     9.11       8.43     6.37
Portfolio Turnover Rate.............................      38%        63%      73%      84%       114%     109%
Before applicable waiver of management fee,
 expenses absorbed by SBAM and credits earned on
 custodian cash balances, net investment income per
 share and expense ratios would have been:
 Net investment income..............................     N/A        N/A    $0.72*   $0.86*     $0.81*   $0.67
 Expense ratio, including interest expense..........     N/A        N/A     1.83%      --         --       --
 Expense ratio, excluding interest expense
   (operating expenses).............................     N/A        N/A     1.80     1.89%      1.96%    2.18%

Strategic Bond Fund
--------------------------------------------------------------------------------

                                                                          Class O Shares
                                                     ---------------------------------------------------------
                                                      2003(1)     2002     2001      2000      1999     1998
                                                     -------    -------  -------  -------    -------  -------
Net Asset Value, Beginning of Period................   $8.93      $8.84    $9.12    $9.80     $10.18   $10.93
                                                     -------    -------  -------  -------    -------  -------
Income (Loss) From Operations:
 Net investment income..............................    0.24*      0.56*    0.80*    0.94*      0.91*    0.77
 Net realized and unrealized gain (loss)............    0.60       0.29    (0.21)   (0.74)     (0.41)   (0.63)
                                                     -------    -------  -------  -------    -------  -------
Total Income From Operations........................    0.84       0.85     0.59     0.20       0.50     0.14
                                                     -------    -------  -------  -------    -------  -------
Less Distributions From:
 Net investment income and other....................   (0.25)     (0.55)   (0.80)   (0.88)     (0.88)   (0.88)
 Net realized gains.................................      --         --       --       --         --    (0.01)
 Capital............................................      --      (0.21)   (0.07)   (0.00)**      --       --
                                                     -------    -------  -------  -------    -------  -------
Total Distributions.................................   (0.25)     (0.76)   (0.87)   (0.88)     (0.88)   (0.89)
                                                     -------    -------  -------  -------    -------  -------
Net Asset Value, End of Period......................   $9.52      $8.93    $8.84    $9.12      $9.80   $10.18
                                                     =======    =======  =======  =======    =======  =======
Total Return (3)....................................     9.5%++    10.1%     6.7%     2.1%       5.3%     1.3%
Net Assets, End of Period (000s)....................    $523       $532     $679     $569       $594     $498
Ratios to Average Net Assets:
 Total expenses, including interest expense.........      --         --     1.04%      --         --       --
 Total expenses, excluding interest expense
   (operating expenses).............................    1.08%+     1.23%    1.01     0.99%      0.99%    0.99%
 Net investment income..............................    5.31+      6.27     8.82     9.85       9.30     7.37
Portfolio Turnover Rate.............................      38%        63%      73%      84%       114%     109%
Before applicable waiver of management fee,
 expenses absorbed by SBAM and credits earned on
 custodian cash balances, net investment income per
 share and expense ratios would have been:
 Net investment income..............................     N/A        N/A    $0.80*   $0.92**    $0.89*   $0.75
 Expense ratio, including interest expense..........     N/A        N/A     1.05%      --         --       --
 Expense ratio, excluding interest expense
   (operating expenses).............................     N/A        N/A     1.02     1.14%      1.19%    1.18%

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) On September 14, 1998, Class C shares were renamed Class 2 shares.
(3) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
 * Per share amounts have been calculated using the monthly average shares method.
**  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

          Salomon Brothers Investment Series

Investment Manager
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022

Distributor
    Citigroup Global Markets Inc.

Custodian
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

Dividend Disbursing and Transfer Agent
    PFPC Global Fund Services
    53 State Street
    Boston, Massachusetts 02109-2873

Legal Counsel
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017

Independent Auditors
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036

Directors
Carol L. Colman
Daniel P. Cronin
Leslie H. Gelb
R. Jay Gerken, CFA
William H. Hutchinson
Riordan Roett
Jeswald W. Salacuse

Officers
R. Jay Gerken, CFA
    Chairman, President
    and Chief Executive Officer
Lewis E. Daidone
    Executive Vice President
    and Chief Administrative Officer
Robert E. Amodeo
    Executive Vice President
Charles K. Bardes
    Executive Vice President
James E. Craige, CFA
    Executive Vice President
Thomas A. Croak
    Executive Vice President
John B. Cunningham, CFA
    Executive Vice President
Thomas K. Flanagan, CFA
    Executive Vice President
John G. Goode
    Executive Vice President
Peter J. Hable
    Executive Vice President
Kevin Kennedy
    Executive Vice President
Roger M. Lavan, CFA
    Executive Vice President
Nancy A. Noyes
    Executive Vice President
Maureen O'Callaghan
    Executive Vice President
Beth A. Semmel, CFA
    Executive Vice President
Peter J. Wilby, CFA
    Executive Vice President
George J. Williamson
    Executive Vice President
Andrew Beagley
    Vice President and
    Chief Anti-Money Laundering
    Compliance Officer
Frances M. Guggino
    Controller
Christina T. Sydor
    Secretary

Salomon Brothers Investment Series

High Yield Bond Fund
Short/Intermediate U.S. Government Fund
Strategic Bond Fund

The Funds are separate investment funds of the Salomon Brothers Series Funds Inc, a Maryland corporation.

SALOMON BROTHERS ASSET MANAGEMENT                  [LOGO] SALOMON
399 Park Avenue                                           BROTHERS
New York, New York 10022                                  Asset Management
WWW.SBAM.COM

(C)2003 CITIGROUP GLOBAL MARKETS INC.
MEMBER NASD, SIPC

SBSFISEMI 6/03  03-4961

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Series Funds Inc

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Salomon Brothers Series Funds Inc

Date: September 2, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
     (R. Jay Gerken)
     Chief Executive Officer of
     Salomon Brothers Series Funds Inc

Date: September 2, 2003

By:  /s/ Lewis E. Daidone
     (Lewis E. Daidone)
     Chief Administrative Officer of
     Salomon Brothers Series Funds Inc

Date: September 2, 2003